N-2 - USD ($)		Apr. 30, 2026	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		May 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001818416
Amendment Flag		false
Securities Act File Number		333-239995
Investment Company Act File Number		811-23592
Document Type		N-2
Document Registration Statement		true
Investment Company Act Registration		true
Entity Registrant Name		First Eagle Credit Opportunities Fund
Entity Address, Address Line One		1345 Avenue of the Americas
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10105
City Area Code		212
Local Phone Number		698-3300
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		true
Effective on Set Date, 486(b)		false
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		true
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]	Class A Shares Class A-1 Shares Class A-2 Shares Class A-3 Shares Class A-4 Shares Class I Shares Class W SharesShareholder Transaction Expenses: Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)(1) 2.50% None 2.50% None 2.50% None NoneMaximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)(2) 1.50% None 1.50% None 1.50% None NoneRepurchase Fee(3) None None None None None None None(1)

The Fund continuously offers its Common Shares through the Distributor, as principal underwriter, on a best efforts basis. Class A Shares, Class A-1 Shares, Class A-2 Shares, Class A-3 Shares, Class A-4 Shares, Class I Shares and Class W Shares will be sold on a continuous basis at the Fund’s then current NAV per share, plus for Class A Shares, Class A-2 Shares and Class A-4 Shares only, a maximum front-end sales commission of 2.50%. While neither the Fund nor the Distributor impose a front-end sales commission on Class A-1 Shares, Class A-3 Shares, Class I Shares and Class W Shares, if you buy any class of shares (including, Class A-1 Shares, Class A-3 Shares, Class I Shares or Class W Shares) through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information.

		(2)Investors that purchase $250,000 or more of the Fund’s Class A Shares, Class A-2 Shares and/or Class A-4 Shares will not pay any initial sales charge on the purchase. However, unless eligible for a waiver, purchases of $250,000 or more of Class A Shares, Class A-2 Shares or Class A-4 Shares will be subject to an early withdrawal charge of 1.50% if the shares are repurchased during the first 12 months after their purchase. See “Early Withdrawal Charges—Class A Shares, Class A-2 Shares and Class A-4 Shares”. (3)The Fund does not currently charge a repurchase fee. However, in the future the Fund may charge a repurchase fee of up to 2.00%.
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]		2.00%
Annual Expenses [Table Text Block]		Annual Fund Operating Expenses (as a percentage of average net assets attributable to the Common Shares): Management Fee(4) 1.43% 1.43% 1.43% 1.43% 1.43% 1.43% 1.43%Distribution and/or Service (12b-1) Fees 0.25% 0.50% 0.75% 0.75% 0.50% None NoneInterest Payments on Borrowed Funds(5) 1.36% 1.36% 1.36% 1.36% 1.36% 1.36% 1.36%Other Expenses(6) 0.62% 0.62% 0.52% 0.62% 0.62% 0.63% 0.63%Total Annual Fund Operating Expenses 3.66% 3.91% 4.06% 4.16% 3.91% 3.42% 3.42%Fee Waiver and/or Expense Reimbursement(4)(7)(8) (0.08)% (0.08)% (0.08)% (0.08)% (0.08)% (0.08)% (0.08)%Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement 3.58% 3.83% 3.98% 4.08% 3.83% 3.34% 3.34%(4)The contractual Management Fee paid by the Fund is calculated at the annual rate of 1.25% of the average daily value of the Fund’s Managed Assets which includes assets purchased with borrowed money. The table above assumes that the Fund borrows money for investment purposes at an average amount of 12.5% of its Managed Assets. The Management Fee in the table is greater than 1.25% since it is computed as a percentage of the Fund’s net assets for presentation therein. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).(5)Interest Payments on Borrowed Funds are estimated based on average borrowings of 12.5% of the Fund’s average Managed Assets and the Fund bears expenses relating to such borrowings at an annual effective interest rate of 9.52% (plus applicable fees the Fund incurs in connection with its credit facility). (6)Other expenses include, but are not limited to, accounting, legal and auditing fees of the Fund, as well as fees payable to the Trustees who are not interested persons of the Fund (as defined in the 1940 Act) (“Independent Trustees”). Other expenses have been restated in part to reflect the conclusion of certain non-recurring expenses from the prior fiscal year. (7)The Adviser has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of the Class A, Class A-1, Class A-2, Class A-3, Class A-4, Class I and Class W shareholders are limited to 2.25%, 2.50%, 2.75%, 2.75%, 2.50%, 2.00% and 2.00%, respectively, of average daily net assets of such class. This undertaking lasts until April 30, 2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed to repay the Adviser for fees and expenses waived or reimbursed for the respective class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 2.25%, 2.50%, 2.75%, 2.75%, 2.50%, 2.00% and 2.00% of the class’ average daily net assets of such class, respectively; or (2) if applicable, any lower expense limitation rate in effect for that class at the time of recoupment. Any such repayment must be made within three years after the date in which the Adviser waived or incurred the fee and/or expense. (8)The Fund receives a reimbursement by the Adviser for the costs of certain administrative, accounting, operations, compliance and other services performed by the Adviser on behalf of the Fund. Expenses associated with these additional services are typically charged, at least in part, to the Fund, but may not exceed an annual rate of 0.05% of the Fund’s daily average net assets. The Adviser and the Subadviser also have agreed to waive all management fees and subadvisory fees payable to them under the Management Agreement and Subadvisory Agreement from September 5, 2025 through December 31, 2026 and may not be terminated during its term without the consent of the Board of Trustees. Amounts waived pursuant to the New Management Fee Waiver are not subject to any right of future recoupment in favor of the Adviser and the Subadviser. The impact of the management fee waiver is an Adjusted Expense ratio of 1.26%, 1.51%, 1.66%, 1.76%, 1.51%, 1.02%, 1.02% for Class A, Class A-1, Class A-2, Class A-3, Class A-4, Class I, and Class W, respectively. The Adjusted Expense Ratio excludes certain investment expenses, such as interest expense from borrowings and repurchase agreements and dividend expense from investments on short sales, incurred directly by the Fund or indirectly through the Fund’s investments in underlying First Eagle Funds (if applicable), none of which are paid to First Eagle.
Other Annual Expenses [Abstract]
Expense Example [Table Text Block]	[1]

Example

The following example illustrates the expenses (including any applicable sales charge) that you would pay on a $1,000 investment in the Common Shares. The example also assumes the average annual return is 5% and operating expenses remain the same (except that the fee waiver is taken into account only for the one-year expense example).(1)

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$60	$134	$209	$406
Class A-1 Shares	$39	$119	$200	$412
Class A-2 Shares	$64	$145	$227	$439
Class A-3 Shares	$41	$126	$212	$433
Class A-4 Shares	$63	$141	$220	$427
Class I Shares	$34	$104	$177	$370
Class W Shares	$34	$104	$177	$370
(1)	The example above should not be considered a representation of future expenses and actual expenses may be greater or less than those shown. The example assumes that the estimated Interest Payments on Borrowed Funds and Other Expenses set forth in the Annual Fund Operating Expenses table are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same for all time periods shown and that all dividends and distributions are reinvested at NAV. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. Class I Shares are offered for investment through certain financial firms that charge their customers transaction or other fees with respect to their customers’ investments in the Fund and such fees are not reflected in the example.

Basis of Transaction Fees, Note [Text Block]		as a percentage of public offering price
Other Transaction Fees, Note [Text Block]		Investors that purchase $250,000 or more of the Fund’s Class A Shares, Class A-2 Shares and/or Class A-4 Shares will not pay any initial sales charge on the purchase. However, unless eligible for a waiver, purchases of $250,000 or more of Class A Shares, Class A-2 Shares or Class A-4 Shares will be subject to an early withdrawal charge of 1.50% if the shares are repurchased during the first 12 months after their purchase. See “Early Withdrawal Charges—Class A Shares, Class A-2 Shares and Class A-4 Shares”.The Fund does not currently charge a repurchase fee. However, in the future the Fund may charge a repurchase fee of up to 2.00%.
Other Transaction Fees Basis, Note [Text Block]		as a percentage of the lesser of your purchase or redemption price
Other Expenses, Note [Text Block]		Other expenses include, but are not limited to, accounting, legal and auditing fees of the Fund, as well as fees payable to the Trustees who are not interested persons of the Fund (as defined in the 1940 Act) (“Independent Trustees”). Other expenses have been restated in part to reflect the conclusion of certain non-recurring expenses from the prior fiscal year.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	December 31, 2025**	December 31, 2024**	December 31, 2023***	December 31, 2022***	December 31, 2021***	December 31, 2020
Asset coverage ratio for credit agreement(2)	886%	1463%	675%	511%	530%	N/A	(1)
Asset coverage per $1,000 for credit agreement(2)	$8,863	$14,626	$6,748	$5,111	$5,304	N/A	(1)
Amount of loan outstanding	$96,650,000	$62,800,000	$119,000,000	$110,000,000	$43,902,654	N/A	(1)

Senior Securities Amount			$ 96,650,000	[2]	$ 62,800,000	[2]	$ 119,000,000	[3]	$ 110,000,000	[3]		$ 43,902,654	[3]		[4]
Senior Securities Coverage per Unit	[5]		$ 8,863	[2]	$ 14,626	[2]	$ 6,748	[3]	$ 5,111	[3]		$ 5,304	[3]		[4]
Preferred Stock Liquidating Preference			886		1,463		675		511			530
Senior Securities, Note [Text Block]

Information about the Fund’s senior securities, which are the amount of borrowings under the Credit Facilities, is shown as of the dates indicated in the below table.

	December 31, 2025**	December 31, 2024**	December 31, 2023***	December 31, 2022***	December 31, 2021***	December 31, 2020
Asset coverage ratio for credit agreement(2)	886%	1463%	675%	511%	530%	N/A	(1)
Asset coverage per $1,000 for credit agreement(2)	$8,863	$14,626	$6,748	$5,111	$5,304	N/A	(1)
Amount of loan outstanding	$96,650,000	$62,800,000	$119,000,000	$110,000,000	$43,902,654	N/A	(1)

(1) No leveraged amount as of December 31, 2020.

(2) The asset coverage ratio is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness. The asset coverage ratio is multiplied by $1,000 to determine the “Asset coverage per $1,000 for credit agreement.”

**Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC and First Eagle Credit Opportunities Fund BSL SPV I, LLC.

***Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s Investment Objective and Strategies

Investment Objective

The Fund’s primary investment objective is to provide current income, with a secondary objective of providing long-term risk-adjusted returns. The Fund seeks to achieve its investment objective by investing in a portfolio of credit asset classes. Risk-adjusted returns are generally understood to frame investments in the context of the level of risk that is associated with a particular investment. There can be no assurance that the Fund will achieve its investment objective.

Investment Strategies

The Fund seeks to provide current income and long-term risk-adjusted returns. Risk-adjusted returns are generally understood to frame investments in the context of the level of risk that is associated with a particular investment.

The Fund will invest, under normal market conditions, at least 80% of its Managed Assets (as defined in this prospectus) in a credit portfolio of below investment grade credit assets, including syndicated bank loans, middle market “club” loans (senior secured loans in middle market companies funded by an arranged group of lenders that generally do not involve syndication), direct lending (consisting of first lien loans, including unitranche loans), asset-based loans, including consumer and mortgage-related credit, as well as structured credit investments, including asset-backed securities (“ABS”), mortgage-backed securities (“MBS”), collateralized loan obligations (“CLOs”) (including U.S. and non-U.S. CLOs, such as European CLOs) and collateralized debt obligations (“CDOs”), and high-yield bonds (sometimes referred to as “junk” bonds).

Under this mandate, the Subadviser (defined below) is able to consider a broad variety of U.S. and foreign credit assets for the Fund. When constructing the portfolio and making asset allocation decisions, the Subadviser generally organizes the Fund’s investible universe as follows:

Private corporate credit – Direct and asset-based lending, generally to lower middle market companies.

Specialty finance – Asset-backed lending (in the U.S. and non-U.S., such as Europe) in contexts other than typical corporate lending, including housing and consumer credit and a variety of more specialized asset-backed sectors, including receivables financings, earned wage access financings, collectibles and art financings, sports financings, music financings, litigation financings, inventory financings, technology-related financings, and project finance.

Structured credit – Diversified pools of loans and receivables such as ABS, MBS, CLOs and CDOs.

Liquid credit – Traded credit, including syndicated bank loans (while liquid credit may trade in established markets, these markets also may be less liquid and have extended settlement practices relative to more traditional equity and bond markets).

Within these categories, the Fund may invest in or obtain exposure to senior loans, which generally are loans that hold the most senior position in a borrower’s capital structure and are often secured by specific collateral; covenant-lite obligations; unitranche loans; subordinated, second lien and unsecured loans; loans acquired by assignment or participation; mortgage loans; construction loans; residential transitional loans; mortgage servicing rights (“MSRs”) and instruments backed by MSRs; and other mortgage-related or asset-backed instruments. These investments may provide the Fund with exposure to the real estate industry and housing-related sectors. Many of these investments may be privately placed or otherwise restricted securities and many may bear interest at floating rates.

Asset-based lending refers to loans to operating companies secured primarily by business assets. Asset-backed lending refers to lending backed primarily by specific assets or related cash flows, often outside traditional corporate lending. Structured credit refers to securities backed by pools of loans or receivables, often issued in different tranches. Traded credit refers to credit instruments that generally trade in the market, rather than privately negotiated direct loans.

The Fund expects, under normal circumstances, to employ a flexible investment strategy that capitalizes on current and future income and relative value opportunities in credit markets that may lead to outperformance compared to traditional fixed income opportunities. The Subadviser identifies relative value opportunities by assessing an investment based on the risk reward relationship along with the interaction between a variety of differentiating factors: income, maturity, seniority, structure, collateral, liquidity, geopolitical and other relevant factors. The Subadviser generally considers ESG factors in its investment process alongside its existing fundamental research process. The Subadviser believes that consideration of ESG factors is an effective risk management tool, allowing the Subadviser to identify certain investment risks that may not be apparent absent consideration of ESG factors. ESG factors would not be a sole determining factor in any investment decisions for the Fund. The Subadviser’s ESG analysis is limited by the availability of information regarding potential or existing investments. The Subadviser, from time to time, is unable to analyze ESG factors for all investments. The Fund may still make an investment notwithstanding a poor ESG assessment if other investment considerations warrant the investment.

To the extent consistent with the applicable liquidity requirements for interval funds under Rule 23c-3 of the 1940 Act, the Fund may invest without limit in illiquid investments. To facilitate its investments, the Fund may invest through one or more SPVs, each a wholly owned subsidiary of the Fund. Most of the credit instruments in which the Fund invests will be rated below investment grade by rating agencies or, if unrated, are judged by the Subadviser (defined below) to be of comparable quality. The Fund generally may invest up to 10% of its total assets in shares of other investment companies, including ETFs, closed-end funds and BDCs, to the extent that these investments are consistent with the Fund’s investment objective, strategies and policies and permissible under the 1940 Act or any applicable exemption therefrom.

“Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).

The Fund will also invest in senior-secured assets, which the Adviser and the Subadviser believe will provide attractive downside protection compared to other high-yield fixed income investments.

Flexible Credit Investing Strategy

The Subadviser will employ a flexible investment strategy utilizing its long-standing and comprehensive investment process. The Subadviser constructs and manages a portfolio of credit assets with significant latitude to invest where it sees opportunities and reduce exposure to areas where it sees less value or heightened downside risks. The Subadviser makes investment decisions based on its assessment of the issuer’s credit characteristics, industry and sector outlooks, and forecasts for the global economy, interest rates, and markets in general. This approach is intended to achieve attractive income and risk-adjusted returns through multiple market cycles.

Relative Value Focus

An additional driver of the Fund’s investment strategy will be a relative value focus. The Fund seeks to identify opportunities and market dislocations that may lead to outperformance relative to traditional fixed income opportunities.

Catalysts that may lead to opportunities and market dislocations include, but are not limited to, corporate transactional events (e.g., leveraged buyouts, mergers and acquisitions), market inefficiencies, increased corporate liquidity needs, and increased market liquidity needs.

Independent Credit Analysis, Active Approach to Monitoring and Investing, Managed by an Experienced Team

The Subadviser uses a time-tested investment process leveraging the collective experience of a long-standing senior investment team across multiple credit cycles. The Fund’s portfolio management team will utilize its independent credit analysis in an attempt to minimize credit risk and to identify issuers, industries and sectors that they believe are undervalued or offer potentially attractive yields relative to the Subadviser’s assessment of their creditworthiness. The team’s quantitative and qualitative credit analysis is led by Jon Dorfman, Rajesh Agarwal, Mohammed El Khazzar, Michelle Handy, Brian Murphy, Robert O’Brien, Serhan Secmen, and Noelle Sisco who each have extensive experience investing in credit markets. The approach is a collaborative, consistent approach leveraging multiple perspectives. Team management of the Fund is paramount. The process benefits from a long-standing senior investment team and experience over multiple credit cycles.

Access to Deal Flow

The Fund intends to benefit from the scale, infrastructure, and demonstrated investment expertise of the First Eagle alternative credit platform. This includes a proprietary deal pipeline and access to broad opportunities in the public, private, new-issue, and secondary credit markets. The Fund will seek out the most attractive investment ideas sourced through the platform’s multi-billion-dollar credit platform to achieve its investment objective. As such, the portfolio management team will have the flexibility to invest where they see opportunities in a variety of credit instruments with varying yield and risk profiles in order to achieve its investment objective.

Differentiated Investment Opportunity to the Retail Investor Base

Many retail-oriented investment products do not offer access to credit products such as middle market “club” loans, asset-based loans, and direct lending. In many cases, investment products offering these exposures typically have higher investment minimums and are traditionally offered exclusively to institutional investors, therefore the Fund offers a differentiated investment opportunity to retail investors.

Portfolio Composition

The Fund’s portfolio will primarily consist of some combination of the following types of investments:

Syndicated Loans. Syndicated loans are typically underwritten and syndicated by large commercial and investment banks. These loans may be recently originated by such banks pursuant to the originating bank’s, or lead arranger’s, underwriting standards applicable to corporate borrowers at the time of issuance. The Fund may purchase syndicated loans either in the primary market in connection with their syndication or in the secondary market. In most cases, syndicated loans will be secured by specific collateral of the issuer. In general, most of the syndicated loans purchased by the Fund will be current on principal and interest payments at the time of purchase. However, the Fund can purchase syndicated loans that are not current on principal and are likely to default. In addition, syndicated loans held by the Fund may at times cease being current on principal and interest payments.

Senior Loans. Senior loans generally are loans that hold the most senior position in an issuer’s capital structure, are typically secured by specific collateral and generally rank ahead of subordinated, second lien and unsecured debt with respect to payment and, to the extent applicable, collateral proceeds. The Fund may invest in senior loans through syndicated loans, middle market “club” loans, directly originated loans and other credit instruments, and many senior loans held by the Fund may bear interest at floating rates.

Middle Market “Club” Loans. Middle market “club” loans are loans made to upper middle market companies that may not have access to traditional capital markets. Middle market “club” loans are distinct from customary direct lending loans described herein in that they are generally more liquid, often rated by a third party and funded by more than one lender, often a “club” of unaffiliated lenders. Middle market “club” loans in the Fund will consist of first lien senior secured loans.

Direct Lending. The Subadviser intends to originate sponsor-backed, first lien senior secured directly originated loans (including “unitranche” loans, which are loans that combine both senior and mezzanine debt, generally in a first lien position) of middle-market U.S. companies. Direct lending middle market loans are generally illiquid, unrated and funded by one affiliated lender group.

Asset-Based Loans. The Subadviser intends to originate and selectively purchase asset based loans that are secured by collateral consisting of inventory, accounts receivable, machinery/equipment, real estate, intellectual property/brands and/or other assets owned by the borrower(s) where by the underlying loan will be underwritten by the value of the collateral. The Subadviser also intends to originate and selectively purchase additional types of asset-based loans, such as consumer and mortgage-related credit, as well as structured credit investments, including asset-backed securities (“ABS”), mortgage-backed securities (“MBS”), collateralized loan obligations (“CLOs”) (including U.S. and non-U.S. CLOs, such as European CLOs) and collateralized debt obligations (“CDOs”). These loans are highly structured and typically include frequent monitoring including but not limited to financial and collateral reporting. The term loans are provided to both private and public borrowers with varying ownership structures.

High-Yield Bonds. The Fund may invest in high-yield bonds, which are securities rated below “Baa3” by Moody’s, lower than “BBB-” by S&P and/or lower than “BBB-” by Fitch Ratings and unrated debt securities and other types of credit instruments of similar quality, sometimes referred to as “junk bonds.” Such securities are predominately speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The ratings of Moody’s, S&P and Fitch Ratings represent their opinion as to the credit quality of the securities they undertake to rate. It should be emphasized, however, the ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market price risk of these securities. In seeking to achieve its investment objective, the Fund depends on credit analysis to identify investment opportunities.

Restricted Securities. A substantial portion of the Fund’s investments, including directly originated loans, certain asset-based loans, privately issued structured credit investments and other privately negotiated instruments, may be unregistered or otherwise restricted securities. These investments may be issued in private placements, pursuant to Rule 144A or another exemption from registration, or otherwise be subject to legal or contractual restrictions on resale or transfer. Restricted securities may be less liquid, more difficult to value and more difficult to dispose of than publicly traded securities.

Subadviser’s Investment Process

Each investment strategy (i.e. direct lending, tradable credit, asset-based lending) employs its own distinct investment process tailored to their respective asset class. This ensures integrity of process and is intended to maximize “best ideas” capture. With respect to any potential co-investment transactions with affiliates that would be done in reliance on applicable exemptive relief from the SEC, the Subadviser will make investment and allocation recommendations to the Adviser and the Adviser will have the ultimate authority to accept or reject such recommendations. See “Potential Conflicts of Interest Risk—Allocation of Investment Opportunities” below for more information.

The Subadviser utilizes an ESG policy based on guidelines that are predominantly consistent with the United Nations-backed Principles of Responsible Investment as part of its credit analysis process. The Subadviser generally considers ESG factors in the course of its due diligence, credit research, security selection, portfolio oversight and risk management to the extent reasonably practical under the circumstances. In addition to traditional credit investment criteria, the Subadviser’s due diligence process generally includes an assessment of a potential investment’s ESG factors and such assessment may be considered through the underwriting and due diligence process. When material ESG issues are identified, they are included in discussions with the applicable investment committee. The Subadviser undertakes reasonable efforts to monitor any material issues identified in the pre-investment phase. In cases where material ESG-related risks and opportunities are being monitored on current investments, the Subadviser will endeavor to document, for internal use, the issue, progress and internal next steps, as applicable. The Subadviser’s ESG analysis is limited by the availability of information regarding potential or existing investments. The Subadviser, from time to time, is unable to analyze ESG factors for all investments. The Fund may still make an investment notwithstanding a poor ESG assessment if other investment considerations warrant the investment.

Please see “Investment Objectives and Policies” in the Statement of Additional Information for additional information regarding the investments of the Fund and their related risks.

Risk Factors [Table Text Block]

Principal Risks of the Fund

Investing in the Fund’s Common Shares involves a number of significant risks. Before you invest in the Fund’s Common Shares, you should be aware of various risks, including those described below. The risks set out below are not the only risks the Fund will face. Additional risks and uncertainties not presently known to the Fund or not presently deemed material by the Fund may also impair the Fund’s operations and performance. If any of the following events occur, the Fund’s business, financial condition, results of operations and cash flows could be materially and adversely affected. In such case, the Fund’s NAV could decline, and you may lose all or part of your investment. The risk factors described below are the principal risk factors associated with an investment in the Fund as well as those factors generally associated with an investment company with investment objectives, investment policies, capital structure or trading markets similar to the Fund.

Investment Risk

An investment in the Fund’s Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Common Shares represents an indirect investment in the investments and other financial assets owned by the Fund. The value of the Fund’s investments will generally fluctuate with, among other things, changes in prevailing interest rates, tax rates, counterparty risk, general economic conditions, the condition of certain financial markets, developments or trends in any particular industry and the financial condition of the issuer. The Fund anticipates using leverage, which would magnify the Fund’s investment, market and certain other risks. See “Principal Risks of the Fund—Leverage Risk.” During periods of limited liquidity and higher price volatility, the Fund’s ability to dispose of investments at a price and time that the Adviser and/or Subadviser deems advantageous may be impaired. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates. In addition, the Adviser’s and the Subadviser’s responses to these market movements may not be successful. The Common Shares at any point in time may be worth less than the original cost, even after taking into account any reinvestment of dividends and distributions.

Market Risk

The Fund is subject to market risk. Market risk includes unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of assets and contraction of available credit or other financing sources. The success of the Fund’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. Although globally and among developed countries there has been a relatively stable political environment for decades, there is no guarantee that such stability will be maintained in the future. International policies, relationships and trade agreements, which have generally been perceived as stable or evolving, appear to be much more in flux. Adjustments in major trade relationships have already been met by retaliatory measures from other countries and could cause potential escalation in protectionist behavior leading to a drag on growth prospects as trade and investment and productivity growth are reinforcing and linked. Other drivers of geopolitical, economic and market risk may also come from, among other things, increased political tension on the domestic and international stages, substantial slowdown and outright recessions in certain markets, pressure on oil prices, rising corporate leverage, continuous abnormally low global interest rates, structural stresses in the European Union, international terrorist activity and armed conflict and risk of armed conflict in the Middle East, East Asia and elsewhere. Similarly, environmental and public health risks, such as natural disasters or pandemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Additionally, economic or other sanctions imposed on the United States by a foreign country, or imposed on a foreign country or issuer by the United States, could impair a Fund’s ability to buy, sell, hold, receive, deliver, or otherwise transact in certain investment securities. Sanctions could also affect the value and/or liquidity of a foreign security. Geopolitical and other risks, including environmental and public health, may also add to instability in world economies and markets generally.

Recent market conditions and events, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Any of these developments, or the perception that any of these developments are likely to occur or worsen, could have a material adverse effect on economic growth or business activity, result in the relocation of businesses, cause business interruptions, lead to economic recession or depression, and impact the stability of financial markets or financial institutions and the financial and monetary system. The Fund may be affected by these developments in ways that are not foreseeable, and there is a possibility that such developments could have a significant adverse effect on the Fund and its ability to achieve its investment objective. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

Market turmoil may negatively affect the Fund’s performance. Such factors may affect the level and volatility of security prices and liquidity of a Fund’s investments. Credit markets may become illiquid, credit spreads may widen and the equity markets may lose substantial value. Such market conditions may cause the Fund to suffer substantial losses and/or implement measures that adversely affect the Fund. Changes in the value of securities may be temporary or may last for extended periods.

Asset Allocation Risk

The Fund’s investment performance depends upon how its assets are allocated and reallocated. A principal risk of investing in the Fund is that the Adviser or the Subadviser may make less than optimal or poor asset allocation decisions. The Adviser and the Subadviser employ an active approach to allocation across multiple credit sectors, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the Adviser or the Subadviser will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Debt Securities Risk

The value of debt securities may decline for a number of reasons that directly relate to the borrower, such as the borrower’s financial strength, management performance, financial leverage and reduced demand for the borrower’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer of debt securities may affect securities markets as a whole. These risks can apply to the Common Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.

Repurchase Offers Risk

As described under “Periodic Repurchase Offers” above, the Fund is an Interval Fund and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding Common Shares at NAV, subject to approval of the Board of Trustees. In all cases such repurchases will be for at least 5% and not more than 25% of its outstanding Common Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Common Shares under ordinary circumstances, though there also at times have been repurchase offers for higher amounts. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities.

However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments, which may accelerate the realization of taxable income and cause the Fund to make taxable distributions to Common Shareholders earlier than the Fund otherwise would have. In addition, non-redeeming Common Shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. If, as expected, the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of the Fund’s Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund will be a taxable event to Common Shareholders, potentially even to those Common Shareholders that do not participate in the repurchase. For a discussion of these tax consequences, please see “Tax Matters” and “Taxes” in the Statement of Additional Information.

Large Shareholder Risk

To the extent a large proportion of Common Shares are held by a small number of Common Shareholders, including affiliates of the Adviser and the Subadviser, the Fund is subject to the risk that these Common Shareholders will seek to sell Common Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. This can make ordinary portfolio management and rebalancing decisions more complicated to implement, can result in the Fund’s current expenses being allocated over a smaller asset base, which generally results in an increase in the Fund’s expense ratio, and can accelerate the realization of taxable income and cause the Fund to make taxable distributions to shareholders earlier than the Fund otherwise would have. In addition, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. The impact of these transactions is likely to be greater in highly volatile markets or less liquid markets or for smaller or newer Funds or when a significant investor purchases, redeems or owns a substantial portion of the Fund’s shares. Furthermore, it is possible that in response to a repurchase offer, the total amount of Common Shares tendered by a small number of Common Shareholders may exceed the number of Common Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by Common Shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each Common Shareholder. However, the Fund may determine to increase the repurchase offer by up to 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline. If the Fund only repurchases a pro rata portion of shares tendered in connection with an oversubscribed repurchase offer, Common Shareholders unaffiliated with the Adviser and the Subadviser will not be given priority over Common Shareholders that are affiliates of the Adviser and the Subadviser, whose holdings in the Fund may be significant and may have the effect of diluting third party Common Shareholders with respect to any repurchase offer. See “Principal Risks of the Fund—Repurchase Offers Risk.”

Management Risk

The Fund does not have internal management capacity or employees. The Fund depends on the diligence, skill and network of business contacts of the senior investment professionals of the Adviser and the Subadviser to achieve the Fund’s investment objective. The Fund expects that the Adviser, with the assistance of the Subadviser, will evaluate, negotiate, structure, acquire and monitor the Fund’s investments in accordance with the terms of the Management Agreement and Subadvisory Agreement, as applicable. The Fund can offer no assurance, however, that the senior investment professionals of the Adviser and/or Subadviser will continue to provide investment advice to the Fund. The loss of senior investment professionals of the Adviser and/or Subadviser and their affiliates would limit the Fund’s ability to achieve its investment objective and operate as the Fund anticipates. This could have a material adverse effect on the Fund’s financial condition, results of operations and cash flows.

Interest Rate Risk

The Fund is subject to interest rate risk. Generally, the value of fixed income instruments will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income instruments tends to decrease. Conversely, as interest rates fall, the market value of fixed income instruments tends to increase. This risk will be greater for long-term securities than for short-term securities. The Fund may, but is not required to, attempt to minimize the exposure of the portfolios to interest rate changes through the use of interest rate swaps, interest rate futures, interest rate options and/or other hedging strategies, and the Fund may decide not to minimize such exposure at any time. There can be no guarantee that the Investment Manager will be successful in mitigating the impact of interest rate changes on the portfolios. To the extent the Fund does not hedge, or does not hedge successfully, the Fund will remain exposed to interest rate risk.

Risks of Interest Rate Mismatches

The Fund may hold investments that have fixed interest rates but the issuers of which hold underlying loans that have floating interest rates. During periods of changing interest rates, such mismatches between the interest rate of the Fund’s investments and the interest rate on the loans held by issuers of such investments may adversely affect the financial condition of such issuers. Such mismatch may be difficult to hedge, and there can be no assurances that an issuer of the Fund’s investments will attempt to hedge such risks or that any such attempts will be successful.

Floating-Rate Debt Risk

A substantial portion of the Fund’s loans and other credit instruments may bear interest at floating rates, often based on SOFR or another short-term reference rate. Although floating-rate instruments generally are less sensitive to changes in prevailing interest rates than fixed-rate instruments, they may decline in value or underperform due to changes in credit spreads, benchmark volatility, floors, caps or other structural features, or because coupons reset only periodically and may lag current market rates. In addition, increases in short-term rates may increase borrowers’ debt service obligations and may adversely affect their ability to make payments of interest or principal, which could increase defaults and reduce the value of the Fund’s investments. Any transition from one reference rate to another also may adversely affect the value, liquidity or return of floating-rate instruments.

Credit Risk

Investment in below investment grade credit assets is highly speculative and involves a high degree of risk of credit loss, and therefore the Fund’s securities may not be suitable for someone with a low tolerance for risk. These risks are likely to increase during an economic recession. Additionally, issuers of credit instruments in which the Fund may invest may default on their obligations to pay principal or interest when due. This nonpayment would result in a reduction of income to the Fund, a reduction in the value of such credit assets experiencing nonpayment and, potentially, a decrease in the NAV of the Fund. With respect to the Fund’s investments in debt securities that are secured, there can be no assurance that liquidation of collateral would satisfy the issuer’s obligation in the event of nonpayment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of bankruptcy of an issuer, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing credit assets. To the extent that the credit rating assigned to a security in the Fund’s portfolio is downgraded, the market price and liquidity of such security may be adversely affected. To the extent the Fund invests in high-yield securities and other types of credit instruments, it will be exposed to a greater amount of credit risk than if it invested solely in investment grade debt securities and other types of credit instruments.

Below Investment Grade Rating Risk

Most of the credit instruments in which the Fund invests will be rated below investment grade by rating agencies or, if unrated, are judged by the Subadviser (defined below) to be of comparable quality. Below investment grade investments are often referred to as “high-yield” or “junk” securities. Below investment grade credit assets, high-yield bonds and other similar instruments are rated “Ba1” or lower by Moody’s, “BB+” or lower by S&P and/or “BB+” or lower by Fitch or, if unrated, are judged by the Subadviser to be of comparable credit quality. The direct lending and asset-based loans in which the Subadviser invests typically are not rated by any rating agency, but the Subadviser believes that if such investments were rated, they would be below investment grade (rated lower than “Baa3” by Moody’s, lower than “BBB-” by S&P and/or lower than “BBB-” by Fitch Ratings).

While generally providing greater income and opportunity for gain, below investment grade securities or comparable unrated securities may be subject to greater risks than securities or instruments that have higher credit ratings, including a higher risk of default. The credit rating of a high-yield bond and/or credit asset that is rated below investment grade does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. Below investment grade high-yield bonds and credit assets and similar instruments often are considered to be speculative with respect to the capacity of the borrower to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities. Lower grade securities and similar debt instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of some borrowers issuing such high-yield bonds and credit assets to repay principal and pay interest on the instrument, increase the incidence of default and severely disrupt the market value of the securities and similar debt instruments.

The secondary market for below investment grade high-yield bonds and credit assets may be less liquid than that for higher rated instruments. Because unrated securities may not have an active trading market or may be difficult to value, the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund’s ability to achieve its investment objective will be more dependent on the Subadviser’s credit analysis than would be the case when the Fund invests in rated securities.

Under normal market conditions, the Fund will invest in credit assets and high-yield bonds, and may invest in other debt instruments, rated in the lower rating categories (“Caa1” or lower by Moody’s, “CCC+” or lower by S&P or “CCC+” or lower by Fitch) or unrated and of comparable quality. For these securities, the risks associated with below investment grade instruments are more pronounced. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to an investment, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment.

In evaluating the credit quality of a particular security, whether rated or unrated, the Subadviser will normally take into consideration a number of factors including, but not limited to, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.

A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the Subadviser will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.

Bank Loan Risk

The Fund intends to invest in bank loans, among other credit assets. These investments potentially expose the Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. Even investments in secured loans present risk, as there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. The market for bank loans may be illiquid and the Fund may have difficulty selling them. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. In some instances, other accounts managed by the Adviser, the Subadviser or an affiliate may hold other securities issued by borrowers whose loans may be held in the Fund’s portfolio. If the credit quality of the issuer deteriorates, the Adviser or the Subadviser may owe conflicting fiduciary duties to the Fund and other client accounts. At times, the Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors. Alternatively, the Adviser or the Subadviser may come into possession of material, non-public information about the issuers of loans that may be held in the Fund’s portfolio. The Adviser or the Subadviser’s ability to trade in these loans for the account of the Fund could be limited by its possession of such information. Limitations on the Adviser or the Subadviser’s ability to trade could have an adverse effect on the Fund by preventing the Fund from selling a loan that is experiencing a material decline in value.

“Covenant-lite” Obligations

The Fund may invest in, or obtain exposure to, obligations that may be “covenant-lite,” which means such obligations lack, or possess fewer, financial covenants that protect lenders. Covenant-lite agreements feature incurrence covenants, as opposed to the more restrictive maintenance covenants. Under a maintenance covenant, the borrower would need to meet regular, specific financial tests, while under an incurrence covenant, the borrower only would be required to comply with the financial tests at the time it takes certain actions (e.g., issuing additional debt, paying a dividend, making an acquisition). A covenant-lite obligation contains fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached.

Unitranche Loans Risk

The Fund may invest in unitranche secured loans, which are a combination of senior secured and junior secured debt in the same facility. Because unitranche secured loans combine characteristics of senior and junior financing, unitranche secured loans have risks similar to the risks associated with senior secured and second lien loans and junior debt in varying degrees according to the combination of loan characteristics of the unitranche secured loan.

Subordinated Loans Risk

Subordinated loans generally are subject to similar risks as those associated with investments in senior loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a subordinated loan, the first priority lien holder has first claim to the underlying collateral of the loan. Subordinated loans are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated loans generally have greater price volatility than senior loans and may be less liquid.

Second Lien Loan and Unsecured Loans Risk

Second lien loans and unsecured loans generally are subject to the same risks associated with investments in senior loans, as discussed above. Because second lien loans and unsecured loans are lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for unsecured loans, which are not backed by a security interest in any specific collateral. Second lien loans and unsecured loans are expected to have greater price volatility than senior loans and may be less liquid.

The debt securities in which the Fund may invest may be subordinated to substantial amounts of senior debt. Such subordinated investments may be characterized by greater credit risks than those associated with the senior obligations of the same issuer. These subordinated investments may not be protected by financial covenants, such as limitations upon additional indebtedness, that may apply to certain types of senior secured debt instruments. Holders of junior debt generally are not entitled to receive full payments in bankruptcy or liquidation until senior creditors are paid in full. In addition, the remedies available to holders of junior debt are normally limited by restrictions benefitting senior creditors. In the event any issuer cannot generate adequate cash flow to meet senior debt service, the Fund may suffer a partial or total loss of capital invested.

Loans and Assignments Risk

The Fund may acquire loans through assignments of interests in such loans. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to such debt obligation. However, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under an assigned debt obligation and with regard to any associated collateral.

Direct Lending, Asset-Based and Middle Market “Club” Loan Risk

Investment in private and middle market companies involves a number of significant risks. Generally, little public information exists about these companies, and the Fund is required to rely on the ability of the Subadviser’s investment professionals to obtain adequate information to evaluate the potential returns from investing in these companies. If the Subadviser is unable to uncover all material information about these companies, it may not be able to make a fully informed investment decision, and the Fund may lose money on its investments. Private and middle market companies may have limited financial resources and may be unable to meet their obligations under their debt securities that the Fund holds, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund realizing any guarantees it may have obtained in connection with its investment. In addition, they typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns.

Additionally, middle market companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on such companies and, in turn, on the Fund. Middle market companies also generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, the Fund’s executive officers, directors and the Adviser and/or Subadviser may, in the ordinary course of business, be named as defendants in litigation arising from the Fund’s investments.

Structured Investments Risk

The risks of investing in CLOs depend largely on the type of the collateral securities and the tranche of the CLO. In stressed market conditions, it is possible that even senior CLO debt tranches could experience losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CLO securities as an asset class. To the extent that the Fund invests in CLO tranches rated below AAA, the risks of investing in CLOs will be greater. To the extent that the Fund invests in unrated CLO tranches, the Fund’s ability to achieve its investment objective will be more dependent on the Subadviser’s credit analysis than would be the case when the Fund invests in rated CLO tranches.

Further, interest on certain tranches of a CLO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. The Subadviser may not be able to accurately predict how specific CLOs or the portfolio of underlying loans or bonds for such CLOs will perform based on financial models or react to changes or stresses in the market, including changes in interest rates.

CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Some unrated CLO securities may not have an active trading market or may be difficult to value. Additionally, when the Fund purchases a newly issued CLO security in the primary market (rather than from the secondary market), there often may be a delayed settlement period. During a delayed settlement period, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired. CLO securities are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO security.

Real Estate Industry Risk

The Fund makes investments in the real estate industry. As such, its portfolio will be impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a portfolio not exposed to the real estate market.

Mortgage Loan Risk

The Fund will invest in mortgage loans, which are subject to risks of delinquency, foreclosure, and risk of loss. In the event of a borrower’s default, the Fund’s profitability will suffer a material adverse effect to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan. Mortgage loans and related investments may also involve mortgage insurance or other credit support, which may be unavailable or insufficient when needed and may be subject to disputes or delays.

Mortgage-Related Instruments Risk

Mortgage-related instruments represent interests in “pools” of mortgages held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these instruments and potentially causing the Fund to lose money.

The Fund expects that investments in subordinate mortgage-backed instruments will be subject to potentially heightened risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potentially greater losses. Subordinate mortgage-backed instruments are also subject to greater credit risk than those mortgage-backed instruments that are more highly rated.

The mortgage markets have experienced extreme difficulties in the past that adversely affected the performance and market value of mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

There are no direct or indirect government or agency guarantees of payments in pools created by non-governmental issuers. Privately-issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.

Privately-issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Mortgage Servicing Rights Risk

Mortgage servicing rights (“MSRs”) represent the right to receive a portion of the fees paid in connection with servicing mortgage loans (including collecting and remitting payments and performing other administrative and loss mitigation activities). To the extent the Fund invests in MSRs or instruments backed by MSRs, such investments may be difficult to value and may be sensitive to changes in interest rates and prepayment speeds, which can affect the expected life and cash flows of MSRs. MSRs are also subject to servicing-related risks, including higher-than-expected servicing costs, operational or compliance issues, and delays or disruptions in collections, any of which may reduce the value of MSRs and could cause the Fund to lose money.

Asset-Backed Instruments Risk

Other asset-backed instruments represent interests in “pools” of assets held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. The Fund’s investments in asset-backed instruments are subject to risks similar to those associated with mortgage-related assets, as well as additional risks associated with the nature of the assets and the servicing of those assets. For example, asset-backed instruments in which the Fund may invest include, but are not limited to, auto loans, consumer loans, credit card loans, equipment loans, small and medium enterprise loans, solar loans, timeshare loans and whole business loans. Investments in asset-backed instruments generally represent exposure to the risks of the particular market or commercial segments in which the underlying assets (typically loans) or the relevant counterparties are active.

Payment of principal and interest on asset-backed instruments may be largely dependent upon the cash flows generated by the assets backing the instruments, and asset-backed instruments may not have the benefit of any security interest in the related assets. The Fund expects that investments in subordinate asset-backed instruments will be subject to potentially heightened risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potentially greater losses. Subordinate asset-backed instruments are also subject to greater credit risk than those asset-backed instruments that are more highly rated.

Collateralized Debt Obligations Risk

In addition to the typical risks associated with fixed-income securities and asset-backed securities, CDOs, including CLOs, carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Collateralized Loan Obligations Risk

The risks of investing in CLOs depend largely on the type of the collateral securities and the tranche of the CLO. In stressed market conditions, it is possible that even senior CLO debt tranches could experience losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CLO securities as an asset class. To the extent that the Fund invests in CLO tranches rated below AAA, the risks of investing in CLOs will be greater. To the extent that the Fund invests in unrated CLO tranches, the Fund’s ability to achieve its investment objective will be more dependent on the Subadviser’s credit analysis than would be the case when the Fund invests in rated CLO tranches.

Further, interest on certain tranches of a CLO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. The Subadviser may not be able to accurately predict how specific CLOs or the portfolio of underlying loans or bonds for such CLOs will perform based on financial models or react to changes or stresses in the market, including changes in interest rates.

CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Some unrated CLO securities may not have an active trading market or may be difficult to value. Additionally, when the Fund purchases a newly issued CLO security in the primary market (rather than from the secondary market), there often may be a delayed settlement period. During a delayed settlement period, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired. CLO securities are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO security.

Construction Loans Risk

If the Fund fails to fund its entire commitment on a construction loan or if a borrower otherwise fails to complete the construction of a project, there could be adverse consequences associated with the loan, including, without limitation: (1) a loss of the value of the property securing the loan, especially if the borrower is unable to raise funds to complete it from other sources; (2) a borrower claim against the Fund for failure to perform under the loan documents; (3) increased costs to the borrower that the borrower is unable to pay; (4) a bankruptcy filing by the borrower; and (5) abandonment by the borrower of the collateral for the loan. Additionally, the process of foreclosing on a property is time consuming, and the Fund may incur significant expense if it forecloses on a property securing a loan under these or other circumstances. The occurrence of any of the foregoing events could result in losses to the Fund, which could materially and adversely affect the Fund.

Residential Transitional Loans Risk

Within the Fund’s mortgage lending strategy, the Fund may also invest in short-term mortgage loans of typically 12 to 36 months to real-estate builders and other investors to purchase, renovate and resell or rent residential single or multi-family properties (“Residential Transitional Loans”). These loans may be made through one or more special purpose vehicles (“SPVs”), each a wholly-owned subsidiary of the Fund.

Holders of Residential Transitional Loans bear various risks, including credit, market, interest rate, extension, structural and legal risks. Typically, such loans may be prepaid at any time. Residential Transitional Loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The rate of defaults and losses on mortgage loans (such as Residential Transitional Loans) will be affected by a number of factors, including general economic conditions and those in the geographic area where the mortgaged property is located, the terms of the mortgage loan, the borrower’s “equity” in the mortgaged property and the financial circumstances of the borrower. If a mortgage loan is in default, foreclosure of such mortgage loan may be a lengthy and difficult process and may involve significant expenses. Furthermore, the market for defaulted mortgage loans or foreclosed properties may be very limited. The Fund’s investments in Residential Transitional Loans will expose it to the risk that the borrower of such loan may not be able to sell the property on attractive terms or at all once the property has been re-developed, which may materially and adversely affect the Fund. As these loans provide borrowers with short term capital typically in connection with the acquisition and re-development of a single family or multi family residence, with a view to the borrower selling the property, there is a risk that a borrower may not be able to sell the property on attractive terms or at all once the property has been re-developed. Moreover, the borrower may experience difficulty in completing the re-development of the property on schedule or at all, whether as a result of cost over runs, construction related delays or other issues, which may result in delays selling the property or an inability to sell the property at all. Since the borrower would typically use the proceeds of the sale of the property to repay the bridge loan, if any of the foregoing events were to occur, the borrower may be unable to repay its loan on a timely basis or at all, which may materially and adversely affect the Fund.

Consumer and Business Lending Risk

The Fund may have exposure to credit instruments that involve consumer borrowers and/or business borrowers, and the risks and performance drivers of these segments can differ materially. Consumer credit is generally more dependent on individual borrowers’ income, employment and household financial conditions and may be more sensitive to changes in unemployment, inflation and interest rates; it may also involve heightened consumer-protection, servicing and collections-related legal and regulatory risks and, in some cases, limited recoveries. Business credit is generally more dependent on a borrower’s or underlying asset’s cash flows, leverage and access to capital and may be more sensitive to industry conditions and refinancing availability; business exposures may also be larger-balance and more concentrated, increasing the impact of a single default. Consumer and business credit may perform differently across market cycles, and in stressed markets both may become less liquid and harder to value, which could increase volatility and adversely affect the Fund’s results, including in connection with the Fund’s periodic repurchase offers.

Specialty Financing Risk

The Fund may invest in, or obtain exposure to, specialty finance and other non-traditional financing investments, including, for example, asset-based loans, private corporate loans, receivables financings, ABS backed by small and medium enterprise loans, earned wage access financings, collectibles and art financings, sports financings, music financings, litigation financings, inventory financings, technology-related financings, and project finance. These investments may involve specialized structuring, underwriting and servicing and may be particularly sensitive to the availability and cost of capital, interest rate changes, competitive pressures, and general economic conditions.

Certain specialty finance investments may present unique collateral, valuation and liquidity risks (e.g., collectibles, art, music or sports-related assets may be difficult to value and sell and may be subject to fraud, title, custody or authenticity issues), and repayment may depend on specialized cash flows (e.g., receivables, earned wage access, litigation outcomes or project revenues) that can be volatile or uncertain. These investments may also be exposed to elevated credit losses tied to borrower or obligor stress and to counterparty risk (including originators, servicers and other transaction parties). In stressed markets, specialty finance exposures may be particularly difficult to value or sell, which could adversely affect Fund performance and the Fund’s ability to meet repurchase requests.

Healthcare Services Industry Risk

The Fund may invest in loans or other credit instruments of issuers operating in the healthcare services industry, including providers, operators and other businesses whose revenues depend on patient volumes, reimbursement levels, staffing availability and compliance with extensive laws and regulations. Healthcare services businesses may be adversely affected by changes in reimbursement rates or payor mix, licensure or accreditation issues, labor shortages and wage inflation, professional liability and other litigation, fraud-and-abuse and privacy requirements, and other regulatory, operational and cost pressures. These risks may impair an issuer’s cash flows, reduce collateral values, increase defaults and adversely affect the value and liquidity of the Fund’s investments.

Foreign Investments Risk

Investments in foreign securities, issuers or markets (including emerging markets) involve risks that can be greater than, and different from, those associated with U.S. investments. Foreign investments may be more sensitive to adverse political, economic, regulatory or market developments; changes in foreign laws or tax regimes; sanctions or other government actions; and social or geopolitical instability. Foreign markets may have different (and sometimes less robust) accounting, auditing, disclosure, investor protections, custody and settlement practices, which can increase operational and counterparty risk and make it harder to enforce rights. Foreign securities may also be subject to currency exchange rate fluctuations and, in stressed conditions, may become less liquid or more difficult to value. Dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return. These risks may increase volatility and could adversely affect the Fund’s performance and, for an interval fund, may affect the Fund’s ability to sell positions or raise cash on favorable terms in connection with periodic repurchase offers.

Foreign Credit Risk

A portion of the Fund’s investments may be in securities of foreign companies. Investing in foreign companies may expose the Fund to additional risks not typically associated with investing in U.S. companies. These risks include changes in exchange control regulations, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. These risks many be more pronounced for companies located or operating primarily in emerging markets, whose economies, markets and legal systems may be less developed.

Foreign Currency Risk

Although it is anticipated that most of the Fund’s investments will be denominated in U.S. dollars, the Fund’s investments that are denominated in a foreign currency will be subject to the risk that the value of a particular currency may change in relation to the U.S. dollar. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. As a result, a change in currency exchange rates may adversely affect the Fund’s profitability. The Fund may, but is not required to, seek to hedge all or a portion of its exposure to foreign currencies, and the Fund may decide not to hedge such exposure at any time. Any hedging activities, if undertaken, may not be available, may not be implemented effectively, may be imperfect, and may not be successful in reducing foreign currency risk. To the extent the Fund does not hedge, or does not hedge successfully, the Fund will remain exposed to foreign currency risk.

Privacy and Data Security Laws

Many jurisdictions have laws and regulations relating to data privacy, cyber security and protection of personal information, including GDPR in the European Union that went into effect in May 2018 and the CCPA that took effect in January 2020 and provides for enhanced consumer protections for California residents, a private right of action for data breaches and statutory fines for data breaches or other CCPA violations. If the Fund or the Adviser and/or Subadviser fail to comply with the relevant laws and regulations, it could result in regulatory investigations and penalties, which could lead to negative publicity and may cause investors and clients to lose confidence in the effectiveness of the Fund’s security measures.

Liquidity Risk

The Fund intends to invest in illiquid investments. An illiquid investment is a security or other investment that cannot be sold or disposed of within seven days or less in current market conditions without the sale or disposition significantly changing the market value of the investment. Illiquid investments often can be resold only in privately negotiated transactions with a limited number of purchasers or in a public offering registered under the 1933 Act. Considerable delay could be encountered in either event and, unless otherwise contractually provided, the Fund’s proceeds upon sale may be reduced by the costs of registration or underwriting discounts. The difficulties and delays associated with such transactions could result in the Fund’s inability to realize a favorable price upon disposition of illiquid investments, and at times might make disposition of such securities impossible. In addition, the Fund may be unable to sell other illiquid investments when it desires to do so, resulting in the Fund obtaining a lower price or being required to retain the investment. Illiquid investments generally must be valued at fair value, which is inherently less precise than utilizing market value for liquid investments, and may lead to differences between the price at which a security is valued for determining the Fund’s NAV and the price the Fund actually receives upon sale. For the period between the repurchase offer notice and the end of the repurchase period, the Fund must maintain 100% of the repurchase offer amount in liquid assets.

Restricted Securities Risk

The Fund may invest in unregistered or otherwise restricted securities, including privately placed loans, notes, structured credit instruments and other investments that are subject to legal, contractual or other restrictions on resale or transfer. Restricted securities may not be registered under the Securities Act and may be issued only to a limited number of investors or only in privately negotiated transactions. As a result, restricted securities may be less liquid, harder to value and more difficult to sell promptly at an acceptable price than publicly traded securities. In stressed market conditions, the limitations on resale and the reduced number of potential purchasers for restricted securities may be more pronounced, which could adversely affect the Fund’s NAV, results and ability to meet repurchase requests.

Investment in Other Regulated Funds

The Fund may invest in securities of other investment companies, including ETFs, closed-end funds and BDCs (collectively referred to as “regulated funds”), to the extent that these investments are consistent with the Fund’s investment objective, strategies and policies and permissible under the 1940 Act or any applicable exemption therefrom. The Fund may invest in other regulated funds to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash or when the Subadviser believes share prices of other regulated funds offer attractive values. The Fund generally may invest up to 10% of its total assets in shares of other regulated funds and up to 5% of its total assets in any one regulated fund (in each case measured at the time of investment), as long as no investment represents more than 3% of the outstanding voting stock of the acquired regulated fund at the time of investment (the “3-5-10% Limitations”). On October 7, 2020, the SEC adopted Rule 12d1-4 under the 1940 Act which, subject to certain conditions, provides an exemption to permit acquiring funds to invest in the securities of other registered investment companies in excess of the 3-5-10% Limitations.

Investment in another regulated fund may involve the payment of a premium above the value of the issuer’s portfolio securities, and is subject to market availability. In the case of a purchase of shares of such a fund in a public offering, the purchase price may include an underwriting spread. The Fund does not intend to invest in such a regulated fund unless, in the judgment of the Subadviser, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in a regulated fund, the Fund would bear its ratable share of that regulated fund’s expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own advisory fees and other expenses. To the extent the Fund invests in other regulated funds, its performance will be affected by the performance of those other regulated funds.

Exchange-Traded Funds

The Fund may invest in ETFs, which are investment companies or special purpose trusts whose primary objective is to achieve the same rate of return as a particular market index or commodity while trading throughout the day on an exchange. Most ETF shares are sold initially in the primary market in creation units. A creation unit represents a bundle of securities (or other assets) that replicates, or is a representative sample of, the ETF’s holdings and that is deposited with the ETF. Once owned, the individual shares comprising each creation unit are traded on an exchange in secondary market transactions for cash. The secondary market for ETF shares allows them to be readily converted into cash, like commonly traded stocks. The combination of primary and secondary markets permits ETF shares to be traded throughout the day close to the value of the ETF’s underlying holdings. The Fund would purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions.

ETF shares are subject to the same risks as regulated funds, as described above. Furthermore, there may be times when the exchange halts trading, in which case the Fund would be unable to sell ETF shares until trading is resumed. In addition, because ETFs often invest in a portfolio of common stocks and “track” a designated index, an overall decline in stocks comprising an ETF’s benchmark index could have a greater impact on the ETF and investors than might be the case in an investment company with a more widely diversified portfolio. Losses could also occur if the ETF is unable to replicate the performance of the chosen benchmark index. ETFs tracking the return of a particular commodity (e.g., gold or oil) are exposed to the volatility and other financial risks relating to commodities investments.

Other risks associated with ETFs include the possibility that: (i) an ETF’s distributions may decline if the issuers of the ETF’s portfolio securities fail to continue to pay dividends; and (ii) under certain circumstances, an ETF could be terminated. Should termination occur, the ETF could have to liquidate its portfolio when the prices for those assets are falling. In addition, inadequate or irregularly provided information about an ETF or its investments, because ETFs are passively managed, could expose investors in ETFs to unknown risks.

Valuation Risk

When market quotations are not readily available or are deemed to be unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. See “Net Asset Value.” Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. As a result, investors who purchase Shares may receive more or fewer Shares and investors who tender their Shares may receive more or less cash proceeds than they otherwise would receive.

Leverage Risk

The Fund intends to utilize leverage and has entered into the Credit Facilities (as described above in “Leverage”). There can be no assurance that the Fund’s use of leverage will be successful during any period in which it is employed. Leverage is a speculative technique that exposes the Fund to greater risk and higher costs than if it were not implemented. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions, margin facilities, and the issuance of preferred shares or notes. The Fund’s total leverage, either through borrowings, preferred stock issuance, or similar transactions, may not exceed 33⅓% of the Fund’s Managed Assets.

The use of leverage through borrowing of money or the issuance of preferred shares to purchase additional securities creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of Common Shares, including increased variability of the Fund’s net income, distributions and/or NAV in relation to market changes. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV, which could have a material adverse impact on the Fund’s business, financial condition and results of operations. The Fund will also have to pay interest and dividends on its borrowings, which may reduce the Fund’s current income. This interest expense may be greater than the Fund’s current income on the underlying investment. The Fund’s leveraging strategy may not be successful. The use of leverage to purchase additional investments creates an opportunity for increased Common Share dividends, but also creates special risks and considerations for the Common Shareholders, including:

●	The likelihood of greater volatility of NAV, market price and dividend rate of the Common Shares than a comparable portfolio without leverage;

●	The risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the return to the Common Shareholders;

●	The effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, may result in a greater decline in the market price of the Common Shares;

●	When the Fund uses financial leverage, the investment advisory and subadvisory fees payable to the Adviser and the Subadviser, respectively, will be higher than if the Fund did not use leverage, including periods when the Fund is losing money, and because the fees paid will be calculated based on the Fund’s Managed Assets there may be a financial incentive to the Adviser and the Subadviser to increase the Fund’s use of leverage, which creates an inherent conflict of interests;

●	Leverage increases operating costs, which will be borne entirely by the Common Shareholders and may reduce total return; and

●	Certain types of borrowings and issuances of preferred stock by the Fund may result in the Fund being subject to covenants relating to asset coverage and Fund composition requirements. Among other things, these covenants can mean that termination of the Management Agreement or the Subadvisory Agreement, or the loss of certain key personnel, may adversely impact the terms of the Fund’s or its subsidiaries’ financing facilities or any financing facility into which the Fund or its subsidiaries may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition. Covenants can also limit the ability to distribute assets or income from the Fund’s subsidiary back to the Fund. The borrowings which the Fund may incur may be, and the Credit Facilities are, secured by the Collateral.

See “Leverage” and “Use of Leverage” for more information.

ESG Investing Risk

The Subadviser generally considers ESG factors in its investment process alongside its existing fundamental research process. The Subadviser’s incorporation of ESG investment insights may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG characteristics. Investors may differ in their views of what constitutes positive or negative ESG factors.

Focused Investment Risk

To the extent that the Fund focuses its investments in a particular industry, the NAV of the Common Shares will be more susceptible to events or factors affecting companies in that industry. These may include, but are not limited to, governmental regulation, inflation, rising interest rates, cost increases in raw materials, fuel and other operating expenses, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, increased costs associated with compliance with environmental or other regulation and other economic, market, political or other developments specific to that industry. Also, the Fund may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens and whose securities may react similarly to the types of events and factors described above, which will subject the Fund to greater risk. The Fund also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region.

Confidential Information Access Risk

Principals of the Adviser, the Subadviser and their affiliates and certain of the Adviser’s and/or Subadviser’s investment professionals may have or establish relationships with companies in which the Fund invests, including serving as a director of, or in a similar capacity with, such companies. In connection with the foregoing activities, principals of the Adviser, the Subadviser and their affiliates and certain of the Adviser’s and/or Subadviser’s investment professionals may from time to time come into possession of confidential or material non-public information or be restricted from effecting transactions relating to certain issuers that would limit the ability of the Adviser and/or Subadviser to effect a transaction for the Fund (including the Fund’s ability to buy, sell or hold certain investments) and the Fund’s investments may be constrained as a consequence of the Adviser and/or Subadviser’s inability to use such information for advisory purposes or otherwise to effect transactions that otherwise may have been initiated on behalf of its clients, including the Fund.

Risk of Regulatory Changes

Legal, tax and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the CFTC, the SEC, the IRS, the U.S. Federal Reserve or other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are implementing a variety of new rules pursuant to financial reform legislation in the United States. The EU Member States (and some other countries) are implementing similar requirements. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations.

In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized under these statutes, regulations and otherwise to take extraordinary actions in the event of market emergencies. The Fund and the Adviser historically been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and the Adviser will continue to be eligible for such exemptions. The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts.

Current rules related to credit risk retention requirements for asset backed securities may increase the cost to originators, securitizers and, in certain cases, asset managers of securitization vehicles in which the Fund may invest. The impact of the risk retention rules on the securitization markets is uncertain. These requirements may increase the costs to originators, securitizers, and, in certain cases, collateral managers of securitization vehicles in which the Fund may invest, which costs could be passed along to such Fund as an investor in such vehicles.

SOFR Risk

The Fund’s Credit Facilities utilize a SOFR-based reference rate. LIBOR generally ceased to be published on June 30, 2023, and the market has largely transitioned to SOFR-based rates, in some cases as adjusted by an applicable spread adjustment. Although SOFR has become the predominant reference rate for many U.S. dollar floating-rate instruments, SOFR-based rates (including any applicable spread adjustment) may not be, and may not prove to be, the economic equivalent of LIBOR and may perform differently than LIBOR would have performed. SOFR is an overnight, secured rate and may exhibit different volatility, liquidity and interest rate dynamics than LIBOR, including during periods of market stress. As a result, the Fund’s interest expense under the Credit Facilities (and the pricing, valuation and return characteristics of SOFR-linked instruments held by the Fund) may be materially different than it would have been under LIBOR, and such differences may adversely affect the Fund’s profitability.

SOFR also has a more limited operating history than LIBOR. The administrator of SOFR (currently, the Federal Reserve Bank of New York) may make methodological or other changes to SOFR, or may suspend or discontinue the calculation or publication of SOFR. Any such changes, or the adoption of a successor or alternative reference rate, could affect the level of interest payable or receivable on SOFR-linked instruments (including the Credit Facilities) and could adversely affect the value and marketability of such instruments.

In addition, to the extent the Fund invests in, or is otherwise exposed to, instruments that historically referenced LIBOR or that contain fallback provisions or rate-conversion mechanics, the operation of those provisions could result in a rate that is different from what would otherwise have applied, lead to disputes or administrative burden, or otherwise adversely affect the value, returns or liquidity of such instruments.

Tax Risk

The Fund has elected and intends to qualify as a RIC under Subchapter M of the Code. To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) derive in each taxable year at least 90% of its gross income from certain kinds of investment income; (ii) meet certain asset diversification requirements at the end of each quarter; and (iii) distribute in each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but determined without regard to the deduction for dividends paid) and its net tax-exempt income. If the Fund failed to meet any of these requirements, subject to the opportunity to cure such failures under applicable provisions of the Code, the Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income (including its net capital gain), even if such income were distributed to its Common Shareholders. In addition, all distributions by the Fund out of earnings and profits (including distributions of net capital gain), would be taxed to Common Shareholders as ordinary dividend income. Such distributions generally would be eligible (i) to be treated as “qualified dividend income” in the case of individual and other non-corporate Common Shareholders and (ii) for the dividends received deduction in the case of corporate Common Shareholders. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges), before requalifying as a RIC. See “Tax Matters.”

The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time due to the nature of the Fund’s investments. In addition, the Fund’s distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and Common Shareholders. As stated above, in order to maintain a more stable level of distributions than would result from paying out solely amounts based on current net investment income, the Fund may pay out more or less than all of its net investment income earned in a particular period to the extent consistent with maintaining its ability to qualify as a RIC. The Fund may be subject to tax on any undistributed investment company taxable income and net capital gains during a taxable year, with special rules applicable to undistributed net capital gains. In addition, the Fund’s distribution policy may cause the Fund to make total distributions during a taxable year in an amount that exceeds the Fund’s earnings and profits for U.S. federal income tax purposes. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a Common Shareholder as a return of capital, which will be applied against and reduce the Common Shareholder’s tax basis in his or her Common Shares. To the extent that the amount of any such distribution exceeds the Common Shareholder’s basis in his or her Common Shares, the excess will be treated by the Common Shareholder as gain from a sale of the Common Shares. Fund distributions in excess of the Fund’s minimum distribution requirements but not in excess of the Fund’s current and accumulated earnings and profits will not be treated as returns of capital but will be treated as dividends. See “Tax Matters.”

Phantom Income Risk

The Fund may have phantom income from its acquisition and holding of subordinated debt instruments. The tax accounting rules with respect to the timing and character of income and losses from the Fund’s acquisition and holding of subordinated debt instruments may result in adverse tax consequences. The Fund will be required to include in income accrued interest, OID and, potentially, market discount (each of which will be ordinary income), with respect to subordinated debt instruments the Fund holds, in accordance with the accrual method of accounting. Income will be required to be accrued and reported, without giving effect to delays or reductions in distributions attributable to defaults or delinquencies on the underlying loans, except to the extent it can be established that such losses are uncollectible. Accordingly, the Fund may incur a diminution in actual or projected cash flow in a given year as a result of an actual or anticipated default or delinquency, but may not be able to take a deduction for the corresponding loss until a subsequent tax year. While the Fund generally may cease to accrue interest income if it reasonably appears that the interest will be uncollectible, the IRS may take the position that OID must continue to be accrued in spite of its uncollectibility until the Fund’s investments in subordinated debt instruments are disposed of in a taxable transaction or become worthless.

Due to each of these potential differences between income recognition or expense deduction and related cash receipts or disbursements, there is a significant risk that the Fund may have substantial taxable income in excess of cash available for distribution. In that event, the Fund may need to borrow funds or take other actions to satisfy the RIC distribution requirements for the taxable year in which this “phantom income” is recognized.

Potential Conflicts of Interest Risk—Allocation of Investment Opportunities

The Adviser, the Subadviser and their affiliates may sponsor or manage investment funds, accounts or other investment vehicles with similar or overlapping investment strategies. For example, each of the Adviser and/or the Subadviser may serve as investment adviser to one or more private funds, registered closed-end funds and/or CLOs. In addition, the Fund’s officers may serve in similar capacities for one or more private funds, registered closed-end funds and/or CLOs. To the extent the Adviser, Subadviser and/or their affiliates determine that an investment is appropriate for the Fund and for one or more other funds, the Adviser, the Subadviser and/or their affiliates, as applicable, allocate investment opportunities across the entities for which such opportunities are appropriate, consistent with (a) certain restrictions under the 1940 Act and rules thereunder regarding co-investments with affiliates, (b) the requirements of the Advisers Act and (c) the Adviser and/or Subadviser’s internal conflict of interest and allocation policies. The Fund and the Adviser rely on exemptive relief from the SEC that permits the Fund to, among other things, co-invest with certain other persons, including certain affiliates of the Adviser and certain public or private funds managed by the Adviser and its affiliates, subject to certain terms and conditions.

The Adviser has established policies to ensure that the Fund will generally share equitably with other funds managed by the Adviser or Subadviser or their affiliates in investment opportunities that are suitable for the Fund and such other investment funds.

The Subadviser has established allocation policies to ensure that the Fund will generally share equitably with other credit investment funds managed by the Subadviser or its affiliates within the alternative credit platform in credit investment opportunities that are suitable for the Fund and such other investment funds.

The 1940 Act imposes significant limits on co-investment with affiliates of the Fund, and without an exemptive order the Fund generally would not be permitted to co-invest alongside its affiliates in privately negotiated transactions unless the transaction is otherwise permitted under existing regulatory guidance, such as transactions where price is the only negotiated term, and will not participate in transactions where other terms are negotiable. In situations where co-investment with other entities sponsored or managed by the Adviser, the Subadviser or their affiliates is not permitted or appropriate, such as when there is an opportunity to invest in different securities of the same issuer, the Subadviser will need to decide whether the Fund or such other entity or entities will proceed with the investment. The Subadviser will make these determinations based on its policies and procedures, which will generally require that such opportunities be offered to eligible accounts on a basis that is fair and equitable over time. This reduces the amount of transactions in which the Fund can participate and makes it more difficult for the Fund to implement its investment objective.

Conflicts of Interest Relating to Affiliates

The Advisers’ affiliation with Genstar Capital and Napier Park requires the Advisers to manage conflicts of interest associated with dealings the Fund may have with those businesses or funds, clients or the companies in which the Fund invests. For example, should the Advisers wish to cause the Fund to execute portfolio transactions through broker dealers associated with Genstar Capital, the commercial reasonableness of the brokerage compensation associated with those trades would have to be assessed. Other dealings may be more completely restricted. For example, the Fund may not be able to buy or sell property directly to or from Napier Park, Genstar Capital or their associated accounts. There also may be limits on participation in underwritings or other securities offerings by Napier Park, Genstar Capital or their associated funds, accounts or portfolio companies. The breadth of these affiliations at times may require the Fund to abstain from or restructure an otherwise attractive investment opportunity.

Investments in portfolio companies associated with Genstar Capital may be restricted by the 1940 Act. To the extent such investments are permitted and the Fund invests in such a portfolio company (a portfolio company generally referring to a company owned by private equity funds managed by Genstar Capital), conflicts of interest may arise from the presence of Genstar Capital representatives on the company board or the payment of compensation by the company to Genstar Capital or an affiliate. Moreover, the Advisers could have an incentive to allocate the Fund’s assets to such a portfolio company since affiliates of the Advisers have a direct or indirect financial interest in its success. There also may be instances where Genstar Capital could be involved in bankruptcy proceedings of current investments or of issuers in which the Fund would otherwise invest, with potentially divergent interests as between the Fund and Genstar Capital. The Fund may be forced to sell or hold existing investments (possibly at disadvantageous times or under disadvantageous conditions) as a result of various relationships that Genstar Capital may have or transactions or investments Genstar Capital and their affiliates may make or have made. The inability to transact in any security, derivative or loan held by the Fund could result in significant losses or lost opportunity costs to the Fund.

Distribution Risk

The Fund intends to make monthly distributions. In order to maintain a more stable level of distributions than would result from paying out solely amounts based on current net investment income, the Fund may pay out more or less than all of its net investment income earned in a particular period to the extent consistent with maintaining its ability to qualify as a RIC. While the Fund generally intends to maintain a stable level of distributions, the distributions might not be made in equal amounts and one month’s distribution may be larger than another. Additionally, the Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. Undistributed income will be reflected in the Fund’s net asset value and, correspondingly, distributions of the Fund’s income will reduce the Fund’s net asset value. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and Common Shareholders. The Fund may be subject to tax on any undistributed investment company taxable income and net capital gains during a taxable year, with special rules applicable to undistributed net capital gains. In addition, the Fund’s distribution policy may cause the Fund to make total distributions during a taxable year in an amount that exceeds the Fund’s earnings and profits for U.S. federal income tax purposes. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a Common Shareholder as a return of capital, which will be applied against and reduce the Common Shareholder’s tax basis in his or her Common Shares. To the extent that the amount of any such distribution exceeds the Common Shareholder’s basis in his or her Common Shares, the excess will be treated by the Common Shareholder as gain from a sale of the Common Shares. Fund distributions in excess of the Fund’s minimum distribution requirements but not in excess of the Fund’s current and accumulated earnings and profits will not be treated as returns of capital but will be treated as dividends.

Return of capital distributions are returns of investors’ own investments and should not be considered the dividend yield or total return of an investment in the Fund. Shareholders who receive the payment of a distribution consisting of a return of capital may be under the impression that they are receiving net profits when they are not. While the Fund generally expects distributions to consist of net profits, shareholders should not assume that this will be the case in all instances.

The Fund’s distributions over time may be affected by numerous factors, including but not limited to changes in its current distribution policy and the estimates and inputs that inform that policy, changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, expense support from the Adviser (as described in the next paragraph), and other factors. The Fund cannot assure you that it will achieve investment results that will allow the Fund to make a specified level of cash distributions or periodically increase its distribution rate. The Fund’s distribution policy may be changed at any time by the Board.

Subject to the possibility of return of capital distributions and other adjustments or relevant factors (including the expense support currently being paid by the Adviser), the monthly distributions that Common Shareholders are expected to receive from the Fund will be derived from the Fund’s dividends and interest income after payment of Fund expenses. The Fund’s distributions may result from fee and expense waivers and/or reimbursements from the Adviser, which are subject to potential repayment by the Fund. Common Shareholders should understand that any such distributions are not based solely on the Fund’s investment performance, and can only be sustained if the Fund achieves positive investment performance in future periods and/or the Adviser continues to make expense reimbursements. Common Shareholders also should understand that the Fund’s future repayments of these amounts to the Adviser, which would be owed if the Fund’s regular expenses fall below levels specified in the Fund’s expense limitation agreement with the Adviser, will reduce the distributions that a Common Shareholder would otherwise receive.

Zero-Coupon Bond Risk

Among the debt securities in which the Fund may invest are zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities must be included in the Fund’s income. Thus, to continue to qualify for tax treatment as a RIC and to avoid U.S. federal income and excise tax on undistributed income, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

Cyber Security Risk

The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in the disaster recovery systems of the Fund, Adviser and Subadviser, or a support failure from external providers, could have an adverse effect on the Fund’s ability to conduct business and on its results of operations and financial condition, particularly if those events affect the Fund, the Adviser and/or the Subadviser’s computer-based data processing, transmission, storage, and retrieval systems or destroy data. If the Adviser and/or the Subadviser were unavailable in the event of a disaster, the Fund’s ability to effectively conduct its business could be severely compromised.

The Fund, Adviser and Subadviser depend heavily upon computer systems to perform necessary business functions. Despite implementation of a variety of security measures, the computer systems of the Fund, Adviser and/or Subadviser could be subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins, “phishing” attempts or unauthorized tampering. Like other companies, the Fund, Adviser and Subadviser may experience threats to their data and systems, including malware and computer virus attacks, impersonation of authorized users, unauthorized access, system failures and disruptions. The Fund does not control the cyber security plans and systems put in place by third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser, the Subadviser, Common Shareholders and/or a company in which the Fund invests, each of which would be negatively impacted. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, the computer systems and networks of the Fund, Adviser or Subadviser, or otherwise cause interruptions or malfunctions in the Fund’s operations, which could result in damage to the Fund’s reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss.

Non-Diversification Risk

The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. The Fund has elected and intends to qualify as a RIC under Subchapter M of the Code, and thus intends to satisfy the diversification requirements of Subchapter M (which are less stringent than the diversification requirements of the 1940 Act), including its diversification requirements that apply to the percentage of the Fund’s total assets that are represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and certain other securities.

Financial Market Illiquidity Risk

The failure of major financial institutions, namely banks, or sustained financial market illiquidity, could adversely affect the businesses and results of operations of the Fund and/or the companies in which the Fund invests. The failure of certain financial institutions, namely banks, may increase the possibility of financial market illiquidity, including, but not limited to, illiquidity at additional banks, clearing firms, cash management and/or custodial financial institutions. The failure of any financial institution with which the Fund and/or the companies in which the Fund invests have a commercial relationship could adversely affect, among other things, the ability of the Fund and/or such companies to pursue key strategic initiatives, borrow on favorable terms, pay obligations in a timely manner, consummate transactions, and operate as usual, which could have adverse effects on the Fund and its investments. Because the Fund’s direct origination platform generally focuses on mature companies backed by well-funded large sponsors (e.g., private equity firms), if the sponsor of a company in which the Fund invests has a commercial relationship with a financial institution that has failed or is otherwise distressed, such company may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations. In addition, such financial institution failure(s) or distress could affect, in certain circumstances, the ability of both affiliated and unaffiliated co-lenders, including syndicate financial institutions or other fund vehicles, to undertake and/or execute co-investment transactions with the Fund, which in turn may result in fewer co-investment opportunities. The ability of the Fund and the companies in which the Fund invests to diversify commercial relationships among multiple financial institutions may be limited by certain contractual arrangements, including liens placed on the respective assets in connection with financing and/or other restrictions on the institutions with which the assets must be held.

Extended Settlement Time Risk

The Fund’s investments in loans could be subject to extended settlement times, which would increase the Fund’s risk of loss. Transactions involving loans may have significantly longer settlement periods (e.g., longer than seven (7) days) than certain other liquid investments. The sale proceeds related to the sale of the Fund’s loans may not be available to make additional investments within the desired timeframe or to meet the Fund’s liquidity needs in connection with the Fund’s share repurchase program until potentially a substantial period after the sale of the loans.

Equitable Subordination Risk

The Fund’s loans could be subject to equitable subordination by a court, which would increase the Fund’s risk of loss with respect to such loans. Courts may apply the doctrine of equitable subordination to subordinate the claim or lien of a lender against a borrower to claims or liens of other creditors of the borrower, when the lender or its affiliates is found to have engaged in unfair, inequitable, or fraudulent conduct. The courts have also applied the doctrine of equitable subordination when a lender or its affiliates is found to have exerted inappropriate control over the borrower, including control resulting from the ownership of equity interests in the borrower.

Payments on one or more of the Fund’s loans may be subject to claims of equitable subordination. If the Fund was deemed to have the ability to control or otherwise exercises influence over the business and affairs of a borrower resulting in economic hardship to other creditors of such company, this control or influence may constitute grounds for equitable subordination and a court may treat one or more of the Fund’s loans as if they were unsecured or common equity in such borrower. In that case, if the borrower were to liquidate, the Fund would be entitled to repayment of the Fund’s loans on a pro-rata basis with other unsecured debt or on an equal basis with other holders of the borrower’s common equity only after all of its obligations relating to its debt and preferred securities had been satisfied.

Investment Opportunities Sourcing Risk

The Fund may have difficulty sourcing investment opportunities. The Fund cannot guarantee that it will be able to identify an adequate number of suitable investment opportunities to deploy all investments successfully. Privately-negotiated investments in loans and illiquid securities of middle market companies require substantial due diligence and structuring, and there is no assurance that the Fund will achieve its anticipated investment pace. As a result, investors will be unable to evaluate any future investments prior to purchasing the Fund’s shares, and will have no input in subsequent investment decisions made by the Advisers. These factors increase the uncertainty, and thus the risk, of investing in the Fund’s shares.

Deployment of Capital Risk

The Fund faces risks associated with the deployment of capital. In light of the Fund’s continuous offering and the need to rapidly deploy significant capital to capitalize on potential investment opportunities, if the Fund has difficulty identifying investments on attractive terms, there could be a delay between receiving net proceeds from the sale of Fund shares and investing such net proceeds. The Fund’s proportion of privately negotiated investments may be lower than expected. The Fund may from time to time hold cash pending deployment into investments or operate below its targeted leverage level, which cash or leverage shortfall may be significant, particularly at times when the Fund is receiving high amounts of offering proceeds or when there are few attractive investment opportunities. Such cash may be held in an account for the benefit of the Fund’s shareholders that may be invested in money market accounts or other similar temporary investments, each of which are subject to management fees.

In the event the Fund is unable to find suitable investments, such cash may be maintained for longer periods which would be dilutive to overall investment returns. This could cause a substantial delay for investors’ investment to realize full potential return and could adversely affect the Fund’s ability to distribute cash flow from operations. It is not anticipated that such temporary investment of cash pending deployment into investments will generate significant interest, and investors should be aware that such low interest payments on temporarily invested cash may adversely affect overall returns. In the event the Fund fails to timely invest the net proceeds of sales of shares or does not deploy sufficient capital to achieve its targeted leverage, the Fund’s results of operations and financial condition may be adversely affected.

Regulatory Filing Risk

Certain investors may be subject to the filing requirements of certain federal securities laws. Ownership information for any person who beneficially owns 5% or more of the Fund’s Common Shares will have to be disclosed in a filing with the SEC. Beneficial ownership for these purposes is determined in accordance with the rules of the SEC and includes having voting or investment power over the securities. In some circumstances, the Fund’s shareholders who choose to reinvest their dividends may see their percentage stake in the Fund increased to more than 5%, thus triggering this filing requirement. Each shareholder is responsible for determining their filing obligations and preparing the filings. In addition, the shareholders who hold more than 10% of a class of the Common Shares may be subject to certain federal securities laws which recapture for the benefit of the Fund profits from the purchase and sale of registered stock (and securities convertible or exchangeable into such registered stock) within a six-month period.

Effects of Leverage [Text Block]

Effects of Leverage

The estimated average borrowings represented approximately 12.5% of the Fund’s average Managed Assets and the Fund bears expenses relating to such borrowings at an estimated annual effective interest rate of 9.52% (plus applicable fees the Fund incurs in connection with its credit facility). The annual return that the Fund’s portfolio must experience (net of expenses not related to borrowings) in order to cover the costs of such borrowings would be approximately 1.19%. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.

The following table is designed to illustrate the effect of leverage on Common Share total return, assuming hypothetical investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Principal Risks of the Fund—Leverage Risk.” Actual returns may be greater or less than those reflected in the table.

The table further reflects the issuance of leverage representing 12.5% of the Fund’s Managed Assets (including assets attributable to such leverage) and a projected annual rate of interest on the borrowings of 9.52%.

Assumed Portfolio Total Return (Net of Expenses Not Related to Borrowings)	(10)%	(5)%	0%	5%	10%
Common Share Total Return	(12.79)%	(7.07)%	(1.36)%	4.35%	10.07%

“Common Share Total Return” is composed of two elements: (i) the Common Share dividends and distributions paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying expenses on any forms of leverage outstanding) and (ii) gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the interest it receives on its investments is entirely offset by losses in the value of those investments.

If the Fund uses leverage, the amount of fees paid to the Adviser and the Subadviser for its services will be higher than if the Fund does not use leverage because the fees paid are calculated based on the average daily value of the Fund’s Managed Assets, which includes assets purchased with leverage. Therefore, the Adviser and the Subadviser have a financial incentive to use leverage, which creates a conflict of interest between the Adviser and the Subadviser on the one hand, and Common Shareholders on the other, as only the Common Shareholders would bear the fees and expenses incurred through the Fund’s use of leverage. See “Principal Risks of the Fund—Leverage Risk.” The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including among other things, the Advisers’ assessment of the yield curve, interest rate trends, market conditions and other factors.

Annual Interest Rate [Percent]		9.52%
Effects of Leverage [Table Text Block]
Assumed Portfolio Total Return (Net of Expenses Not Related to Borrowings)	(10)%	(5)%	0%	5%	10%
Common Share Total Return	(12.79)%	(7.07)%	(1.36)%	4.35%	10.07%

Return at Minus Ten [Percent]		(12.79%)
Return at Minus Five [Percent]		(7.07%)
Return at Zero [Percent]		(1.36%)
Return at Plus Five [Percent]		10.07%
Return at Plus Ten [Percent]		4.35%
Effects of Leverage, Purpose [Text Block]

The estimated average borrowings represented approximately 12.5% of the Fund’s average Managed Assets and the Fund bears expenses relating to such borrowings at an estimated annual effective interest rate of 9.52% (plus applicable fees the Fund incurs in connection with its credit facility). The annual return that the Fund’s portfolio must experience (net of expenses not related to borrowings) in order to cover the costs of such borrowings would be approximately 1.19%. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.

The following table is designed to illustrate the effect of leverage on Common Share total return, assuming hypothetical investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Principal Risks of the Fund—Leverage Risk.” Actual returns may be greater or less than those reflected in the table.

The table further reflects the issuance of leverage representing 12.5% of the Fund’s Managed Assets (including assets attributable to such leverage) and a projected annual rate of interest on the borrowings of 9.52%.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Risk

An investment in the Fund’s Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Common Shares represents an indirect investment in the investments and other financial assets owned by the Fund. The value of the Fund’s investments will generally fluctuate with, among other things, changes in prevailing interest rates, tax rates, counterparty risk, general economic conditions, the condition of certain financial markets, developments or trends in any particular industry and the financial condition of the issuer. The Fund anticipates using leverage, which would magnify the Fund’s investment, market and certain other risks. See “Principal Risks of the Fund—Leverage Risk.” During periods of limited liquidity and higher price volatility, the Fund’s ability to dispose of investments at a price and time that the Adviser and/or Subadviser deems advantageous may be impaired. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates. In addition, the Adviser’s and the Subadviser’s responses to these market movements may not be successful. The Common Shares at any point in time may be worth less than the original cost, even after taking into account any reinvestment of dividends and distributions.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk

The Fund is subject to market risk. Market risk includes unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of assets and contraction of available credit or other financing sources. The success of the Fund’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. Although globally and among developed countries there has been a relatively stable political environment for decades, there is no guarantee that such stability will be maintained in the future. International policies, relationships and trade agreements, which have generally been perceived as stable or evolving, appear to be much more in flux. Adjustments in major trade relationships have already been met by retaliatory measures from other countries and could cause potential escalation in protectionist behavior leading to a drag on growth prospects as trade and investment and productivity growth are reinforcing and linked. Other drivers of geopolitical, economic and market risk may also come from, among other things, increased political tension on the domestic and international stages, substantial slowdown and outright recessions in certain markets, pressure on oil prices, rising corporate leverage, continuous abnormally low global interest rates, structural stresses in the European Union, international terrorist activity and armed conflict and risk of armed conflict in the Middle East, East Asia and elsewhere. Similarly, environmental and public health risks, such as natural disasters or pandemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Additionally, economic or other sanctions imposed on the United States by a foreign country, or imposed on a foreign country or issuer by the United States, could impair a Fund’s ability to buy, sell, hold, receive, deliver, or otherwise transact in certain investment securities. Sanctions could also affect the value and/or liquidity of a foreign security. Geopolitical and other risks, including environmental and public health, may also add to instability in world economies and markets generally.

Recent market conditions and events, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Any of these developments, or the perception that any of these developments are likely to occur or worsen, could have a material adverse effect on economic growth or business activity, result in the relocation of businesses, cause business interruptions, lead to economic recession or depression, and impact the stability of financial markets or financial institutions and the financial and monetary system. The Fund may be affected by these developments in ways that are not foreseeable, and there is a possibility that such developments could have a significant adverse effect on the Fund and its ability to achieve its investment objective. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

Market turmoil may negatively affect the Fund’s performance. Such factors may affect the level and volatility of security prices and liquidity of a Fund’s investments. Credit markets may become illiquid, credit spreads may widen and the equity markets may lose substantial value. Such market conditions may cause the Fund to suffer substantial losses and/or implement measures that adversely affect the Fund. Changes in the value of securities may be temporary or may last for extended periods.

Asset Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset Allocation Risk

The Fund’s investment performance depends upon how its assets are allocated and reallocated. A principal risk of investing in the Fund is that the Adviser or the Subadviser may make less than optimal or poor asset allocation decisions. The Adviser and the Subadviser employ an active approach to allocation across multiple credit sectors, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the Adviser or the Subadviser will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities Risk

The value of debt securities may decline for a number of reasons that directly relate to the borrower, such as the borrower’s financial strength, management performance, financial leverage and reduced demand for the borrower’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer of debt securities may affect securities markets as a whole. These risks can apply to the Common Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risk

As described under “Periodic Repurchase Offers” above, the Fund is an Interval Fund and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding Common Shares at NAV, subject to approval of the Board of Trustees. In all cases such repurchases will be for at least 5% and not more than 25% of its outstanding Common Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Common Shares under ordinary circumstances, though there also at times have been repurchase offers for higher amounts. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities.

However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments, which may accelerate the realization of taxable income and cause the Fund to make taxable distributions to Common Shareholders earlier than the Fund otherwise would have. In addition, non-redeeming Common Shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. If, as expected, the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of the Fund’s Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund will be a taxable event to Common Shareholders, potentially even to those Common Shareholders that do not participate in the repurchase. For a discussion of these tax consequences, please see “Tax Matters” and “Taxes” in the Statement of Additional Information.

Large Shareholder Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Large Shareholder Risk

To the extent a large proportion of Common Shares are held by a small number of Common Shareholders, including affiliates of the Adviser and the Subadviser, the Fund is subject to the risk that these Common Shareholders will seek to sell Common Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. This can make ordinary portfolio management and rebalancing decisions more complicated to implement, can result in the Fund’s current expenses being allocated over a smaller asset base, which generally results in an increase in the Fund’s expense ratio, and can accelerate the realization of taxable income and cause the Fund to make taxable distributions to shareholders earlier than the Fund otherwise would have. In addition, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. The impact of these transactions is likely to be greater in highly volatile markets or less liquid markets or for smaller or newer Funds or when a significant investor purchases, redeems or owns a substantial portion of the Fund’s shares. Furthermore, it is possible that in response to a repurchase offer, the total amount of Common Shares tendered by a small number of Common Shareholders may exceed the number of Common Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by Common Shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each Common Shareholder. However, the Fund may determine to increase the repurchase offer by up to 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline. If the Fund only repurchases a pro rata portion of shares tendered in connection with an oversubscribed repurchase offer, Common Shareholders unaffiliated with the Adviser and the Subadviser will not be given priority over Common Shareholders that are affiliates of the Adviser and the Subadviser, whose holdings in the Fund may be significant and may have the effect of diluting third party Common Shareholders with respect to any repurchase offer. See “Principal Risks of the Fund—Repurchase Offers Risk.”

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk

The Fund does not have internal management capacity or employees. The Fund depends on the diligence, skill and network of business contacts of the senior investment professionals of the Adviser and the Subadviser to achieve the Fund’s investment objective. The Fund expects that the Adviser, with the assistance of the Subadviser, will evaluate, negotiate, structure, acquire and monitor the Fund’s investments in accordance with the terms of the Management Agreement and Subadvisory Agreement, as applicable. The Fund can offer no assurance, however, that the senior investment professionals of the Adviser and/or Subadviser will continue to provide investment advice to the Fund. The loss of senior investment professionals of the Adviser and/or Subadviser and their affiliates would limit the Fund’s ability to achieve its investment objective and operate as the Fund anticipates. This could have a material adverse effect on the Fund’s financial condition, results of operations and cash flows.

Risks of Interest Rate Mismatches [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Interest Rate Mismatches

The Fund may hold investments that have fixed interest rates but the issuers of which hold underlying loans that have floating interest rates. During periods of changing interest rates, such mismatches between the interest rate of the Fund’s investments and the interest rate on the loans held by issuers of such investments may adversely affect the financial condition of such issuers. Such mismatch may be difficult to hedge, and there can be no assurances that an issuer of the Fund’s investments will attempt to hedge such risks or that any such attempts will be successful.

Floating-Rate Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Floating-Rate Debt Risk

A substantial portion of the Fund’s loans and other credit instruments may bear interest at floating rates, often based on SOFR or another short-term reference rate. Although floating-rate instruments generally are less sensitive to changes in prevailing interest rates than fixed-rate instruments, they may decline in value or underperform due to changes in credit spreads, benchmark volatility, floors, caps or other structural features, or because coupons reset only periodically and may lag current market rates. In addition, increases in short-term rates may increase borrowers’ debt service obligations and may adversely affect their ability to make payments of interest or principal, which could increase defaults and reduce the value of the Fund’s investments. Any transition from one reference rate to another also may adversely affect the value, liquidity or return of floating-rate instruments.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk

Investment in below investment grade credit assets is highly speculative and involves a high degree of risk of credit loss, and therefore the Fund’s securities may not be suitable for someone with a low tolerance for risk. These risks are likely to increase during an economic recession. Additionally, issuers of credit instruments in which the Fund may invest may default on their obligations to pay principal or interest when due. This nonpayment would result in a reduction of income to the Fund, a reduction in the value of such credit assets experiencing nonpayment and, potentially, a decrease in the NAV of the Fund. With respect to the Fund’s investments in debt securities that are secured, there can be no assurance that liquidation of collateral would satisfy the issuer’s obligation in the event of nonpayment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of bankruptcy of an issuer, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing credit assets. To the extent that the credit rating assigned to a security in the Fund’s portfolio is downgraded, the market price and liquidity of such security may be adversely affected. To the extent the Fund invests in high-yield securities and other types of credit instruments, it will be exposed to a greater amount of credit risk than if it invested solely in investment grade debt securities and other types of credit instruments.

Below Investment Grade Rating Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade Rating Risk

Most of the credit instruments in which the Fund invests will be rated below investment grade by rating agencies or, if unrated, are judged by the Subadviser (defined below) to be of comparable quality. Below investment grade investments are often referred to as “high-yield” or “junk” securities. Below investment grade credit assets, high-yield bonds and other similar instruments are rated “Ba1” or lower by Moody’s, “BB+” or lower by S&P and/or “BB+” or lower by Fitch or, if unrated, are judged by the Subadviser to be of comparable credit quality. The direct lending and asset-based loans in which the Subadviser invests typically are not rated by any rating agency, but the Subadviser believes that if such investments were rated, they would be below investment grade (rated lower than “Baa3” by Moody’s, lower than “BBB-” by S&P and/or lower than “BBB-” by Fitch Ratings).

While generally providing greater income and opportunity for gain, below investment grade securities or comparable unrated securities may be subject to greater risks than securities or instruments that have higher credit ratings, including a higher risk of default. The credit rating of a high-yield bond and/or credit asset that is rated below investment grade does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. Below investment grade high-yield bonds and credit assets and similar instruments often are considered to be speculative with respect to the capacity of the borrower to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities. Lower grade securities and similar debt instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of some borrowers issuing such high-yield bonds and credit assets to repay principal and pay interest on the instrument, increase the incidence of default and severely disrupt the market value of the securities and similar debt instruments.

The secondary market for below investment grade high-yield bonds and credit assets may be less liquid than that for higher rated instruments. Because unrated securities may not have an active trading market or may be difficult to value, the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund’s ability to achieve its investment objective will be more dependent on the Subadviser’s credit analysis than would be the case when the Fund invests in rated securities.

Under normal market conditions, the Fund will invest in credit assets and high-yield bonds, and may invest in other debt instruments, rated in the lower rating categories (“Caa1” or lower by Moody’s, “CCC+” or lower by S&P or “CCC+” or lower by Fitch) or unrated and of comparable quality. For these securities, the risks associated with below investment grade instruments are more pronounced. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to an investment, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment.

In evaluating the credit quality of a particular security, whether rated or unrated, the Subadviser will normally take into consideration a number of factors including, but not limited to, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.

A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the Subadviser will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.

Bank Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Bank Loan Risk

The Fund intends to invest in bank loans, among other credit assets. These investments potentially expose the Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. Even investments in secured loans present risk, as there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. The market for bank loans may be illiquid and the Fund may have difficulty selling them. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. In some instances, other accounts managed by the Adviser, the Subadviser or an affiliate may hold other securities issued by borrowers whose loans may be held in the Fund’s portfolio. If the credit quality of the issuer deteriorates, the Adviser or the Subadviser may owe conflicting fiduciary duties to the Fund and other client accounts. At times, the Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors. Alternatively, the Adviser or the Subadviser may come into possession of material, non-public information about the issuers of loans that may be held in the Fund’s portfolio. The Adviser or the Subadviser’s ability to trade in these loans for the account of the Fund could be limited by its possession of such information. Limitations on the Adviser or the Subadviser’s ability to trade could have an adverse effect on the Fund by preventing the Fund from selling a loan that is experiencing a material decline in value.

“Covenant-lite” Obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

“Covenant-lite” Obligations

The Fund may invest in, or obtain exposure to, obligations that may be “covenant-lite,” which means such obligations lack, or possess fewer, financial covenants that protect lenders. Covenant-lite agreements feature incurrence covenants, as opposed to the more restrictive maintenance covenants. Under a maintenance covenant, the borrower would need to meet regular, specific financial tests, while under an incurrence covenant, the borrower only would be required to comply with the financial tests at the time it takes certain actions (e.g., issuing additional debt, paying a dividend, making an acquisition). A covenant-lite obligation contains fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached.

Unitranche Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unitranche Loans Risk

The Fund may invest in unitranche secured loans, which are a combination of senior secured and junior secured debt in the same facility. Because unitranche secured loans combine characteristics of senior and junior financing, unitranche secured loans have risks similar to the risks associated with senior secured and second lien loans and junior debt in varying degrees according to the combination of loan characteristics of the unitranche secured loan.

Subordinated Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Subordinated Loans Risk

Subordinated loans generally are subject to similar risks as those associated with investments in senior loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a subordinated loan, the first priority lien holder has first claim to the underlying collateral of the loan. Subordinated loans are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated loans generally have greater price volatility than senior loans and may be less liquid.

Second Lien Loan and Unsecured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Second Lien Loan and Unsecured Loans Risk

Second lien loans and unsecured loans generally are subject to the same risks associated with investments in senior loans, as discussed above. Because second lien loans and unsecured loans are lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for unsecured loans, which are not backed by a security interest in any specific collateral. Second lien loans and unsecured loans are expected to have greater price volatility than senior loans and may be less liquid.

The debt securities in which the Fund may invest may be subordinated to substantial amounts of senior debt. Such subordinated investments may be characterized by greater credit risks than those associated with the senior obligations of the same issuer. These subordinated investments may not be protected by financial covenants, such as limitations upon additional indebtedness, that may apply to certain types of senior secured debt instruments. Holders of junior debt generally are not entitled to receive full payments in bankruptcy or liquidation until senior creditors are paid in full. In addition, the remedies available to holders of junior debt are normally limited by restrictions benefitting senior creditors. In the event any issuer cannot generate adequate cash flow to meet senior debt service, the Fund may suffer a partial or total loss of capital invested.

Loans and Assignments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loans and Assignments Risk

The Fund may acquire loans through assignments of interests in such loans. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to such debt obligation. However, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under an assigned debt obligation and with regard to any associated collateral.

Direct Lending, Asset-Based and Middle Market “Club” Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Direct Lending, Asset-Based and Middle Market “Club” Loan Risk

Investment in private and middle market companies involves a number of significant risks. Generally, little public information exists about these companies, and the Fund is required to rely on the ability of the Subadviser’s investment professionals to obtain adequate information to evaluate the potential returns from investing in these companies. If the Subadviser is unable to uncover all material information about these companies, it may not be able to make a fully informed investment decision, and the Fund may lose money on its investments. Private and middle market companies may have limited financial resources and may be unable to meet their obligations under their debt securities that the Fund holds, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund realizing any guarantees it may have obtained in connection with its investment. In addition, they typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns.

Additionally, middle market companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on such companies and, in turn, on the Fund. Middle market companies also generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, the Fund’s executive officers, directors and the Adviser and/or Subadviser may, in the ordinary course of business, be named as defendants in litigation arising from the Fund’s investments.

Structured Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Structured Investments Risk

The risks of investing in CLOs depend largely on the type of the collateral securities and the tranche of the CLO. In stressed market conditions, it is possible that even senior CLO debt tranches could experience losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CLO securities as an asset class. To the extent that the Fund invests in CLO tranches rated below AAA, the risks of investing in CLOs will be greater. To the extent that the Fund invests in unrated CLO tranches, the Fund’s ability to achieve its investment objective will be more dependent on the Subadviser’s credit analysis than would be the case when the Fund invests in rated CLO tranches.

Further, interest on certain tranches of a CLO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. The Subadviser may not be able to accurately predict how specific CLOs or the portfolio of underlying loans or bonds for such CLOs will perform based on financial models or react to changes or stresses in the market, including changes in interest rates.

CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Some unrated CLO securities may not have an active trading market or may be difficult to value. Additionally, when the Fund purchases a newly issued CLO security in the primary market (rather than from the secondary market), there often may be a delayed settlement period. During a delayed settlement period, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired. CLO securities are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO security.

Real Estate Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Industry Risk

The Fund makes investments in the real estate industry. As such, its portfolio will be impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a portfolio not exposed to the real estate market.

Mortgage Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mortgage Loan Risk

The Fund will invest in mortgage loans, which are subject to risks of delinquency, foreclosure, and risk of loss. In the event of a borrower’s default, the Fund’s profitability will suffer a material adverse effect to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan. Mortgage loans and related investments may also involve mortgage insurance or other credit support, which may be unavailable or insufficient when needed and may be subject to disputes or delays.

Mortgage-Related Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mortgage-Related Instruments Risk

Mortgage-related instruments represent interests in “pools” of mortgages held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these instruments and potentially causing the Fund to lose money.

The Fund expects that investments in subordinate mortgage-backed instruments will be subject to potentially heightened risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potentially greater losses. Subordinate mortgage-backed instruments are also subject to greater credit risk than those mortgage-backed instruments that are more highly rated.

The mortgage markets have experienced extreme difficulties in the past that adversely affected the performance and market value of mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

There are no direct or indirect government or agency guarantees of payments in pools created by non-governmental issuers. Privately-issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.

Privately-issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Mortgage Servicing Rights Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mortgage Servicing Rights Risk

Mortgage servicing rights (“MSRs”) represent the right to receive a portion of the fees paid in connection with servicing mortgage loans (including collecting and remitting payments and performing other administrative and loss mitigation activities). To the extent the Fund invests in MSRs or instruments backed by MSRs, such investments may be difficult to value and may be sensitive to changes in interest rates and prepayment speeds, which can affect the expected life and cash flows of MSRs. MSRs are also subject to servicing-related risks, including higher-than-expected servicing costs, operational or compliance issues, and delays or disruptions in collections, any of which may reduce the value of MSRs and could cause the Fund to lose money.

Asset-Backed Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset-Backed Instruments Risk

Other asset-backed instruments represent interests in “pools” of assets held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. The Fund’s investments in asset-backed instruments are subject to risks similar to those associated with mortgage-related assets, as well as additional risks associated with the nature of the assets and the servicing of those assets. For example, asset-backed instruments in which the Fund may invest include, but are not limited to, auto loans, consumer loans, credit card loans, equipment loans, small and medium enterprise loans, solar loans, timeshare loans and whole business loans. Investments in asset-backed instruments generally represent exposure to the risks of the particular market or commercial segments in which the underlying assets (typically loans) or the relevant counterparties are active.

Payment of principal and interest on asset-backed instruments may be largely dependent upon the cash flows generated by the assets backing the instruments, and asset-backed instruments may not have the benefit of any security interest in the related assets. The Fund expects that investments in subordinate asset-backed instruments will be subject to potentially heightened risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potentially greater losses. Subordinate asset-backed instruments are also subject to greater credit risk than those asset-backed instruments that are more highly rated.

Collateralized Debt Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Collateralized Debt Obligations Risk

In addition to the typical risks associated with fixed-income securities and asset-backed securities, CDOs, including CLOs, carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Collateralized Loan Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Collateralized Loan Obligations Risk

The risks of investing in CLOs depend largely on the type of the collateral securities and the tranche of the CLO. In stressed market conditions, it is possible that even senior CLO debt tranches could experience losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CLO securities as an asset class. To the extent that the Fund invests in CLO tranches rated below AAA, the risks of investing in CLOs will be greater. To the extent that the Fund invests in unrated CLO tranches, the Fund’s ability to achieve its investment objective will be more dependent on the Subadviser’s credit analysis than would be the case when the Fund invests in rated CLO tranches.

Further, interest on certain tranches of a CLO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. The Subadviser may not be able to accurately predict how specific CLOs or the portfolio of underlying loans or bonds for such CLOs will perform based on financial models or react to changes or stresses in the market, including changes in interest rates.

CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Some unrated CLO securities may not have an active trading market or may be difficult to value. Additionally, when the Fund purchases a newly issued CLO security in the primary market (rather than from the secondary market), there often may be a delayed settlement period. During a delayed settlement period, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired. CLO securities are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO security.

Construction Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Construction Loans Risk

If the Fund fails to fund its entire commitment on a construction loan or if a borrower otherwise fails to complete the construction of a project, there could be adverse consequences associated with the loan, including, without limitation: (1) a loss of the value of the property securing the loan, especially if the borrower is unable to raise funds to complete it from other sources; (2) a borrower claim against the Fund for failure to perform under the loan documents; (3) increased costs to the borrower that the borrower is unable to pay; (4) a bankruptcy filing by the borrower; and (5) abandonment by the borrower of the collateral for the loan. Additionally, the process of foreclosing on a property is time consuming, and the Fund may incur significant expense if it forecloses on a property securing a loan under these or other circumstances. The occurrence of any of the foregoing events could result in losses to the Fund, which could materially and adversely affect the Fund.

Residential Transitional Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Residential Transitional Loans Risk

Within the Fund’s mortgage lending strategy, the Fund may also invest in short-term mortgage loans of typically 12 to 36 months to real-estate builders and other investors to purchase, renovate and resell or rent residential single or multi-family properties (“Residential Transitional Loans”). These loans may be made through one or more special purpose vehicles (“SPVs”), each a wholly-owned subsidiary of the Fund.

Holders of Residential Transitional Loans bear various risks, including credit, market, interest rate, extension, structural and legal risks. Typically, such loans may be prepaid at any time. Residential Transitional Loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The rate of defaults and losses on mortgage loans (such as Residential Transitional Loans) will be affected by a number of factors, including general economic conditions and those in the geographic area where the mortgaged property is located, the terms of the mortgage loan, the borrower’s “equity” in the mortgaged property and the financial circumstances of the borrower. If a mortgage loan is in default, foreclosure of such mortgage loan may be a lengthy and difficult process and may involve significant expenses. Furthermore, the market for defaulted mortgage loans or foreclosed properties may be very limited. The Fund’s investments in Residential Transitional Loans will expose it to the risk that the borrower of such loan may not be able to sell the property on attractive terms or at all once the property has been re-developed, which may materially and adversely affect the Fund. As these loans provide borrowers with short term capital typically in connection with the acquisition and re-development of a single family or multi family residence, with a view to the borrower selling the property, there is a risk that a borrower may not be able to sell the property on attractive terms or at all once the property has been re-developed. Moreover, the borrower may experience difficulty in completing the re-development of the property on schedule or at all, whether as a result of cost over runs, construction related delays or other issues, which may result in delays selling the property or an inability to sell the property at all. Since the borrower would typically use the proceeds of the sale of the property to repay the bridge loan, if any of the foregoing events were to occur, the borrower may be unable to repay its loan on a timely basis or at all, which may materially and adversely affect the Fund.

Consumer and Business Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Consumer and Business Lending Risk

The Fund may have exposure to credit instruments that involve consumer borrowers and/or business borrowers, and the risks and performance drivers of these segments can differ materially. Consumer credit is generally more dependent on individual borrowers’ income, employment and household financial conditions and may be more sensitive to changes in unemployment, inflation and interest rates; it may also involve heightened consumer-protection, servicing and collections-related legal and regulatory risks and, in some cases, limited recoveries. Business credit is generally more dependent on a borrower’s or underlying asset’s cash flows, leverage and access to capital and may be more sensitive to industry conditions and refinancing availability; business exposures may also be larger-balance and more concentrated, increasing the impact of a single default. Consumer and business credit may perform differently across market cycles, and in stressed markets both may become less liquid and harder to value, which could increase volatility and adversely affect the Fund’s results, including in connection with the Fund’s periodic repurchase offers.

Specialty Financing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Specialty Financing Risk

The Fund may invest in, or obtain exposure to, specialty finance and other non-traditional financing investments, including, for example, asset-based loans, private corporate loans, receivables financings, ABS backed by small and medium enterprise loans, earned wage access financings, collectibles and art financings, sports financings, music financings, litigation financings, inventory financings, technology-related financings, and project finance. These investments may involve specialized structuring, underwriting and servicing and may be particularly sensitive to the availability and cost of capital, interest rate changes, competitive pressures, and general economic conditions.

Certain specialty finance investments may present unique collateral, valuation and liquidity risks (e.g., collectibles, art, music or sports-related assets may be difficult to value and sell and may be subject to fraud, title, custody or authenticity issues), and repayment may depend on specialized cash flows (e.g., receivables, earned wage access, litigation outcomes or project revenues) that can be volatile or uncertain. These investments may also be exposed to elevated credit losses tied to borrower or obligor stress and to counterparty risk (including originators, servicers and other transaction parties). In stressed markets, specialty finance exposures may be particularly difficult to value or sell, which could adversely affect Fund performance and the Fund’s ability to meet repurchase requests.

Healthcare Services Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Healthcare Services Industry Risk

The Fund may invest in loans or other credit instruments of issuers operating in the healthcare services industry, including providers, operators and other businesses whose revenues depend on patient volumes, reimbursement levels, staffing availability and compliance with extensive laws and regulations. Healthcare services businesses may be adversely affected by changes in reimbursement rates or payor mix, licensure or accreditation issues, labor shortages and wage inflation, professional liability and other litigation, fraud-and-abuse and privacy requirements, and other regulatory, operational and cost pressures. These risks may impair an issuer’s cash flows, reduce collateral values, increase defaults and adversely affect the value and liquidity of the Fund’s investments.

Foreign Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Investments Risk

Investments in foreign securities, issuers or markets (including emerging markets) involve risks that can be greater than, and different from, those associated with U.S. investments. Foreign investments may be more sensitive to adverse political, economic, regulatory or market developments; changes in foreign laws or tax regimes; sanctions or other government actions; and social or geopolitical instability. Foreign markets may have different (and sometimes less robust) accounting, auditing, disclosure, investor protections, custody and settlement practices, which can increase operational and counterparty risk and make it harder to enforce rights. Foreign securities may also be subject to currency exchange rate fluctuations and, in stressed conditions, may become less liquid or more difficult to value. Dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return. These risks may increase volatility and could adversely affect the Fund’s performance and, for an interval fund, may affect the Fund’s ability to sell positions or raise cash on favorable terms in connection with periodic repurchase offers.

Foreign Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Credit Risk

A portion of the Fund’s investments may be in securities of foreign companies. Investing in foreign companies may expose the Fund to additional risks not typically associated with investing in U.S. companies. These risks include changes in exchange control regulations, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. These risks many be more pronounced for companies located or operating primarily in emerging markets, whose economies, markets and legal systems may be less developed.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Risk

Although it is anticipated that most of the Fund’s investments will be denominated in U.S. dollars, the Fund’s investments that are denominated in a foreign currency will be subject to the risk that the value of a particular currency may change in relation to the U.S. dollar. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. As a result, a change in currency exchange rates may adversely affect the Fund’s profitability. The Fund may, but is not required to, seek to hedge all or a portion of its exposure to foreign currencies, and the Fund may decide not to hedge such exposure at any time. Any hedging activities, if undertaken, may not be available, may not be implemented effectively, may be imperfect, and may not be successful in reducing foreign currency risk. To the extent the Fund does not hedge, or does not hedge successfully, the Fund will remain exposed to foreign currency risk.

Privacy and Data Security Laws [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Privacy and Data Security Laws

Many jurisdictions have laws and regulations relating to data privacy, cyber security and protection of personal information, including GDPR in the European Union that went into effect in May 2018 and the CCPA that took effect in January 2020 and provides for enhanced consumer protections for California residents, a private right of action for data breaches and statutory fines for data breaches or other CCPA violations. If the Fund or the Adviser and/or Subadviser fail to comply with the relevant laws and regulations, it could result in regulatory investigations and penalties, which could lead to negative publicity and may cause investors and clients to lose confidence in the effectiveness of the Fund’s security measures.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk

The Fund intends to invest in illiquid investments. An illiquid investment is a security or other investment that cannot be sold or disposed of within seven days or less in current market conditions without the sale or disposition significantly changing the market value of the investment. Illiquid investments often can be resold only in privately negotiated transactions with a limited number of purchasers or in a public offering registered under the 1933 Act. Considerable delay could be encountered in either event and, unless otherwise contractually provided, the Fund’s proceeds upon sale may be reduced by the costs of registration or underwriting discounts. The difficulties and delays associated with such transactions could result in the Fund’s inability to realize a favorable price upon disposition of illiquid investments, and at times might make disposition of such securities impossible. In addition, the Fund may be unable to sell other illiquid investments when it desires to do so, resulting in the Fund obtaining a lower price or being required to retain the investment. Illiquid investments generally must be valued at fair value, which is inherently less precise than utilizing market value for liquid investments, and may lead to differences between the price at which a security is valued for determining the Fund’s NAV and the price the Fund actually receives upon sale. For the period between the repurchase offer notice and the end of the repurchase period, the Fund must maintain 100% of the repurchase offer amount in liquid assets.

Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restricted Securities Risk

The Fund may invest in unregistered or otherwise restricted securities, including privately placed loans, notes, structured credit instruments and other investments that are subject to legal, contractual or other restrictions on resale or transfer. Restricted securities may not be registered under the Securities Act and may be issued only to a limited number of investors or only in privately negotiated transactions. As a result, restricted securities may be less liquid, harder to value and more difficult to sell promptly at an acceptable price than publicly traded securities. In stressed market conditions, the limitations on resale and the reduced number of potential purchasers for restricted securities may be more pronounced, which could adversely affect the Fund’s NAV, results and ability to meet repurchase requests.

Investment in Other Regulated Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment in Other Regulated Funds

The Fund may invest in securities of other investment companies, including ETFs, closed-end funds and BDCs (collectively referred to as “regulated funds”), to the extent that these investments are consistent with the Fund’s investment objective, strategies and policies and permissible under the 1940 Act or any applicable exemption therefrom. The Fund may invest in other regulated funds to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash or when the Subadviser believes share prices of other regulated funds offer attractive values. The Fund generally may invest up to 10% of its total assets in shares of other regulated funds and up to 5% of its total assets in any one regulated fund (in each case measured at the time of investment), as long as no investment represents more than 3% of the outstanding voting stock of the acquired regulated fund at the time of investment (the “3-5-10% Limitations”). On October 7, 2020, the SEC adopted Rule 12d1-4 under the 1940 Act which, subject to certain conditions, provides an exemption to permit acquiring funds to invest in the securities of other registered investment companies in excess of the 3-5-10% Limitations.

Investment in another regulated fund may involve the payment of a premium above the value of the issuer’s portfolio securities, and is subject to market availability. In the case of a purchase of shares of such a fund in a public offering, the purchase price may include an underwriting spread. The Fund does not intend to invest in such a regulated fund unless, in the judgment of the Subadviser, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in a regulated fund, the Fund would bear its ratable share of that regulated fund’s expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own advisory fees and other expenses. To the extent the Fund invests in other regulated funds, its performance will be affected by the performance of those other regulated funds.

Exchange-Traded Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Exchange-Traded Funds

The Fund may invest in ETFs, which are investment companies or special purpose trusts whose primary objective is to achieve the same rate of return as a particular market index or commodity while trading throughout the day on an exchange. Most ETF shares are sold initially in the primary market in creation units. A creation unit represents a bundle of securities (or other assets) that replicates, or is a representative sample of, the ETF’s holdings and that is deposited with the ETF. Once owned, the individual shares comprising each creation unit are traded on an exchange in secondary market transactions for cash. The secondary market for ETF shares allows them to be readily converted into cash, like commonly traded stocks. The combination of primary and secondary markets permits ETF shares to be traded throughout the day close to the value of the ETF’s underlying holdings. The Fund would purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions.

ETF shares are subject to the same risks as regulated funds, as described above. Furthermore, there may be times when the exchange halts trading, in which case the Fund would be unable to sell ETF shares until trading is resumed. In addition, because ETFs often invest in a portfolio of common stocks and “track” a designated index, an overall decline in stocks comprising an ETF’s benchmark index could have a greater impact on the ETF and investors than might be the case in an investment company with a more widely diversified portfolio. Losses could also occur if the ETF is unable to replicate the performance of the chosen benchmark index. ETFs tracking the return of a particular commodity (e.g., gold or oil) are exposed to the volatility and other financial risks relating to commodities investments.

Other risks associated with ETFs include the possibility that: (i) an ETF’s distributions may decline if the issuers of the ETF’s portfolio securities fail to continue to pay dividends; and (ii) under certain circumstances, an ETF could be terminated. Should termination occur, the ETF could have to liquidate its portfolio when the prices for those assets are falling. In addition, inadequate or irregularly provided information about an ETF or its investments, because ETFs are passively managed, could expose investors in ETFs to unknown risks.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

When market quotations are not readily available or are deemed to be unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. See “Net Asset Value.” Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. As a result, investors who purchase Shares may receive more or fewer Shares and investors who tender their Shares may receive more or less cash proceeds than they otherwise would receive.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk

The Fund intends to utilize leverage and has entered into the Credit Facilities (as described above in “Leverage”). There can be no assurance that the Fund’s use of leverage will be successful during any period in which it is employed. Leverage is a speculative technique that exposes the Fund to greater risk and higher costs than if it were not implemented. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions, margin facilities, and the issuance of preferred shares or notes. The Fund’s total leverage, either through borrowings, preferred stock issuance, or similar transactions, may not exceed 33⅓% of the Fund’s Managed Assets.

The use of leverage through borrowing of money or the issuance of preferred shares to purchase additional securities creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of Common Shares, including increased variability of the Fund’s net income, distributions and/or NAV in relation to market changes. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV, which could have a material adverse impact on the Fund’s business, financial condition and results of operations. The Fund will also have to pay interest and dividends on its borrowings, which may reduce the Fund’s current income. This interest expense may be greater than the Fund’s current income on the underlying investment. The Fund’s leveraging strategy may not be successful. The use of leverage to purchase additional investments creates an opportunity for increased Common Share dividends, but also creates special risks and considerations for the Common Shareholders, including:

●	The likelihood of greater volatility of NAV, market price and dividend rate of the Common Shares than a comparable portfolio without leverage;

●	The risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the return to the Common Shareholders;

●	The effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, may result in a greater decline in the market price of the Common Shares;

●	When the Fund uses financial leverage, the investment advisory and subadvisory fees payable to the Adviser and the Subadviser, respectively, will be higher than if the Fund did not use leverage, including periods when the Fund is losing money, and because the fees paid will be calculated based on the Fund’s Managed Assets there may be a financial incentive to the Adviser and the Subadviser to increase the Fund’s use of leverage, which creates an inherent conflict of interests;

●	Leverage increases operating costs, which will be borne entirely by the Common Shareholders and may reduce total return; and

●	Certain types of borrowings and issuances of preferred stock by the Fund may result in the Fund being subject to covenants relating to asset coverage and Fund composition requirements. Among other things, these covenants can mean that termination of the Management Agreement or the Subadvisory Agreement, or the loss of certain key personnel, may adversely impact the terms of the Fund’s or its subsidiaries’ financing facilities or any financing facility into which the Fund or its subsidiaries may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition. Covenants can also limit the ability to distribute assets or income from the Fund’s subsidiary back to the Fund. The borrowings which the Fund may incur may be, and the Credit Facilities are, secured by the Collateral.

See “Leverage” and “Use of Leverage” for more information.

ESG Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ESG Investing Risk

The Subadviser generally considers ESG factors in its investment process alongside its existing fundamental research process. The Subadviser’s incorporation of ESG investment insights may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG characteristics. Investors may differ in their views of what constitutes positive or negative ESG factors.

Focused Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Focused Investment Risk

To the extent that the Fund focuses its investments in a particular industry, the NAV of the Common Shares will be more susceptible to events or factors affecting companies in that industry. These may include, but are not limited to, governmental regulation, inflation, rising interest rates, cost increases in raw materials, fuel and other operating expenses, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, increased costs associated with compliance with environmental or other regulation and other economic, market, political or other developments specific to that industry. Also, the Fund may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens and whose securities may react similarly to the types of events and factors described above, which will subject the Fund to greater risk. The Fund also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region.

Confidential Information Access Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Confidential Information Access Risk

Principals of the Adviser, the Subadviser and their affiliates and certain of the Adviser’s and/or Subadviser’s investment professionals may have or establish relationships with companies in which the Fund invests, including serving as a director of, or in a similar capacity with, such companies. In connection with the foregoing activities, principals of the Adviser, the Subadviser and their affiliates and certain of the Adviser’s and/or Subadviser’s investment professionals may from time to time come into possession of confidential or material non-public information or be restricted from effecting transactions relating to certain issuers that would limit the ability of the Adviser and/or Subadviser to effect a transaction for the Fund (including the Fund’s ability to buy, sell or hold certain investments) and the Fund’s investments may be constrained as a consequence of the Adviser and/or Subadviser’s inability to use such information for advisory purposes or otherwise to effect transactions that otherwise may have been initiated on behalf of its clients, including the Fund.

Risk of Regulatory Changes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Regulatory Changes

Legal, tax and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the CFTC, the SEC, the IRS, the U.S. Federal Reserve or other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are implementing a variety of new rules pursuant to financial reform legislation in the United States. The EU Member States (and some other countries) are implementing similar requirements. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations.

In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized under these statutes, regulations and otherwise to take extraordinary actions in the event of market emergencies. The Fund and the Adviser historically been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and the Adviser will continue to be eligible for such exemptions. The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts.

Current rules related to credit risk retention requirements for asset backed securities may increase the cost to originators, securitizers and, in certain cases, asset managers of securitization vehicles in which the Fund may invest. The impact of the risk retention rules on the securitization markets is uncertain. These requirements may increase the costs to originators, securitizers, and, in certain cases, collateral managers of securitization vehicles in which the Fund may invest, which costs could be passed along to such Fund as an investor in such vehicles.

SOFR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR Risk

The Fund’s Credit Facilities utilize a SOFR-based reference rate. LIBOR generally ceased to be published on June 30, 2023, and the market has largely transitioned to SOFR-based rates, in some cases as adjusted by an applicable spread adjustment. Although SOFR has become the predominant reference rate for many U.S. dollar floating-rate instruments, SOFR-based rates (including any applicable spread adjustment) may not be, and may not prove to be, the economic equivalent of LIBOR and may perform differently than LIBOR would have performed. SOFR is an overnight, secured rate and may exhibit different volatility, liquidity and interest rate dynamics than LIBOR, including during periods of market stress. As a result, the Fund’s interest expense under the Credit Facilities (and the pricing, valuation and return characteristics of SOFR-linked instruments held by the Fund) may be materially different than it would have been under LIBOR, and such differences may adversely affect the Fund’s profitability.

SOFR also has a more limited operating history than LIBOR. The administrator of SOFR (currently, the Federal Reserve Bank of New York) may make methodological or other changes to SOFR, or may suspend or discontinue the calculation or publication of SOFR. Any such changes, or the adoption of a successor or alternative reference rate, could affect the level of interest payable or receivable on SOFR-linked instruments (including the Credit Facilities) and could adversely affect the value and marketability of such instruments.

In addition, to the extent the Fund invests in, or is otherwise exposed to, instruments that historically referenced LIBOR or that contain fallback provisions or rate-conversion mechanics, the operation of those provisions could result in a rate that is different from what would otherwise have applied, lead to disputes or administrative burden, or otherwise adversely affect the value, returns or liquidity of such instruments.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk

The Fund has elected and intends to qualify as a RIC under Subchapter M of the Code. To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) derive in each taxable year at least 90% of its gross income from certain kinds of investment income; (ii) meet certain asset diversification requirements at the end of each quarter; and (iii) distribute in each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but determined without regard to the deduction for dividends paid) and its net tax-exempt income. If the Fund failed to meet any of these requirements, subject to the opportunity to cure such failures under applicable provisions of the Code, the Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income (including its net capital gain), even if such income were distributed to its Common Shareholders. In addition, all distributions by the Fund out of earnings and profits (including distributions of net capital gain), would be taxed to Common Shareholders as ordinary dividend income. Such distributions generally would be eligible (i) to be treated as “qualified dividend income” in the case of individual and other non-corporate Common Shareholders and (ii) for the dividends received deduction in the case of corporate Common Shareholders. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges), before requalifying as a RIC. See “Tax Matters.”

The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time due to the nature of the Fund’s investments. In addition, the Fund’s distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and Common Shareholders. As stated above, in order to maintain a more stable level of distributions than would result from paying out solely amounts based on current net investment income, the Fund may pay out more or less than all of its net investment income earned in a particular period to the extent consistent with maintaining its ability to qualify as a RIC. The Fund may be subject to tax on any undistributed investment company taxable income and net capital gains during a taxable year, with special rules applicable to undistributed net capital gains. In addition, the Fund’s distribution policy may cause the Fund to make total distributions during a taxable year in an amount that exceeds the Fund’s earnings and profits for U.S. federal income tax purposes. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a Common Shareholder as a return of capital, which will be applied against and reduce the Common Shareholder’s tax basis in his or her Common Shares. To the extent that the amount of any such distribution exceeds the Common Shareholder’s basis in his or her Common Shares, the excess will be treated by the Common Shareholder as gain from a sale of the Common Shares. Fund distributions in excess of the Fund’s minimum distribution requirements but not in excess of the Fund’s current and accumulated earnings and profits will not be treated as returns of capital but will be treated as dividends. See “Tax Matters.”

Phantom Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Phantom Income Risk

The Fund may have phantom income from its acquisition and holding of subordinated debt instruments. The tax accounting rules with respect to the timing and character of income and losses from the Fund’s acquisition and holding of subordinated debt instruments may result in adverse tax consequences. The Fund will be required to include in income accrued interest, OID and, potentially, market discount (each of which will be ordinary income), with respect to subordinated debt instruments the Fund holds, in accordance with the accrual method of accounting. Income will be required to be accrued and reported, without giving effect to delays or reductions in distributions attributable to defaults or delinquencies on the underlying loans, except to the extent it can be established that such losses are uncollectible. Accordingly, the Fund may incur a diminution in actual or projected cash flow in a given year as a result of an actual or anticipated default or delinquency, but may not be able to take a deduction for the corresponding loss until a subsequent tax year. While the Fund generally may cease to accrue interest income if it reasonably appears that the interest will be uncollectible, the IRS may take the position that OID must continue to be accrued in spite of its uncollectibility until the Fund’s investments in subordinated debt instruments are disposed of in a taxable transaction or become worthless.

Due to each of these potential differences between income recognition or expense deduction and related cash receipts or disbursements, there is a significant risk that the Fund may have substantial taxable income in excess of cash available for distribution. In that event, the Fund may need to borrow funds or take other actions to satisfy the RIC distribution requirements for the taxable year in which this “phantom income” is recognized.

Potential Conflicts of Interest Risk—Allocation of Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest Risk—Allocation of Investment Opportunities

The Adviser, the Subadviser and their affiliates may sponsor or manage investment funds, accounts or other investment vehicles with similar or overlapping investment strategies. For example, each of the Adviser and/or the Subadviser may serve as investment adviser to one or more private funds, registered closed-end funds and/or CLOs. In addition, the Fund’s officers may serve in similar capacities for one or more private funds, registered closed-end funds and/or CLOs. To the extent the Adviser, Subadviser and/or their affiliates determine that an investment is appropriate for the Fund and for one or more other funds, the Adviser, the Subadviser and/or their affiliates, as applicable, allocate investment opportunities across the entities for which such opportunities are appropriate, consistent with (a) certain restrictions under the 1940 Act and rules thereunder regarding co-investments with affiliates, (b) the requirements of the Advisers Act and (c) the Adviser and/or Subadviser’s internal conflict of interest and allocation policies. The Fund and the Adviser rely on exemptive relief from the SEC that permits the Fund to, among other things, co-invest with certain other persons, including certain affiliates of the Adviser and certain public or private funds managed by the Adviser and its affiliates, subject to certain terms and conditions.

The Adviser has established policies to ensure that the Fund will generally share equitably with other funds managed by the Adviser or Subadviser or their affiliates in investment opportunities that are suitable for the Fund and such other investment funds.

The Subadviser has established allocation policies to ensure that the Fund will generally share equitably with other credit investment funds managed by the Subadviser or its affiliates within the alternative credit platform in credit investment opportunities that are suitable for the Fund and such other investment funds.

The 1940 Act imposes significant limits on co-investment with affiliates of the Fund, and without an exemptive order the Fund generally would not be permitted to co-invest alongside its affiliates in privately negotiated transactions unless the transaction is otherwise permitted under existing regulatory guidance, such as transactions where price is the only negotiated term, and will not participate in transactions where other terms are negotiable. In situations where co-investment with other entities sponsored or managed by the Adviser, the Subadviser or their affiliates is not permitted or appropriate, such as when there is an opportunity to invest in different securities of the same issuer, the Subadviser will need to decide whether the Fund or such other entity or entities will proceed with the investment. The Subadviser will make these determinations based on its policies and procedures, which will generally require that such opportunities be offered to eligible accounts on a basis that is fair and equitable over time. This reduces the amount of transactions in which the Fund can participate and makes it more difficult for the Fund to implement its investment objective.

Conflicts of Interest Relating to Affiliates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest Relating to Affiliates

The Advisers’ affiliation with Genstar Capital and Napier Park requires the Advisers to manage conflicts of interest associated with dealings the Fund may have with those businesses or funds, clients or the companies in which the Fund invests. For example, should the Advisers wish to cause the Fund to execute portfolio transactions through broker dealers associated with Genstar Capital, the commercial reasonableness of the brokerage compensation associated with those trades would have to be assessed. Other dealings may be more completely restricted. For example, the Fund may not be able to buy or sell property directly to or from Napier Park, Genstar Capital or their associated accounts. There also may be limits on participation in underwritings or other securities offerings by Napier Park, Genstar Capital or their associated funds, accounts or portfolio companies. The breadth of these affiliations at times may require the Fund to abstain from or restructure an otherwise attractive investment opportunity.

Investments in portfolio companies associated with Genstar Capital may be restricted by the 1940 Act. To the extent such investments are permitted and the Fund invests in such a portfolio company (a portfolio company generally referring to a company owned by private equity funds managed by Genstar Capital), conflicts of interest may arise from the presence of Genstar Capital representatives on the company board or the payment of compensation by the company to Genstar Capital or an affiliate. Moreover, the Advisers could have an incentive to allocate the Fund’s assets to such a portfolio company since affiliates of the Advisers have a direct or indirect financial interest in its success. There also may be instances where Genstar Capital could be involved in bankruptcy proceedings of current investments or of issuers in which the Fund would otherwise invest, with potentially divergent interests as between the Fund and Genstar Capital. The Fund may be forced to sell or hold existing investments (possibly at disadvantageous times or under disadvantageous conditions) as a result of various relationships that Genstar Capital may have or transactions or investments Genstar Capital and their affiliates may make or have made. The inability to transact in any security, derivative or loan held by the Fund could result in significant losses or lost opportunity costs to the Fund.

Distribution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Risk

The Fund intends to make monthly distributions. In order to maintain a more stable level of distributions than would result from paying out solely amounts based on current net investment income, the Fund may pay out more or less than all of its net investment income earned in a particular period to the extent consistent with maintaining its ability to qualify as a RIC. While the Fund generally intends to maintain a stable level of distributions, the distributions might not be made in equal amounts and one month’s distribution may be larger than another. Additionally, the Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. Undistributed income will be reflected in the Fund’s net asset value and, correspondingly, distributions of the Fund’s income will reduce the Fund’s net asset value. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and Common Shareholders. The Fund may be subject to tax on any undistributed investment company taxable income and net capital gains during a taxable year, with special rules applicable to undistributed net capital gains. In addition, the Fund’s distribution policy may cause the Fund to make total distributions during a taxable year in an amount that exceeds the Fund’s earnings and profits for U.S. federal income tax purposes. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a Common Shareholder as a return of capital, which will be applied against and reduce the Common Shareholder’s tax basis in his or her Common Shares. To the extent that the amount of any such distribution exceeds the Common Shareholder’s basis in his or her Common Shares, the excess will be treated by the Common Shareholder as gain from a sale of the Common Shares. Fund distributions in excess of the Fund’s minimum distribution requirements but not in excess of the Fund’s current and accumulated earnings and profits will not be treated as returns of capital but will be treated as dividends.

Return of capital distributions are returns of investors’ own investments and should not be considered the dividend yield or total return of an investment in the Fund. Shareholders who receive the payment of a distribution consisting of a return of capital may be under the impression that they are receiving net profits when they are not. While the Fund generally expects distributions to consist of net profits, shareholders should not assume that this will be the case in all instances.

The Fund’s distributions over time may be affected by numerous factors, including but not limited to changes in its current distribution policy and the estimates and inputs that inform that policy, changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, expense support from the Adviser (as described in the next paragraph), and other factors. The Fund cannot assure you that it will achieve investment results that will allow the Fund to make a specified level of cash distributions or periodically increase its distribution rate. The Fund’s distribution policy may be changed at any time by the Board.

Subject to the possibility of return of capital distributions and other adjustments or relevant factors (including the expense support currently being paid by the Adviser), the monthly distributions that Common Shareholders are expected to receive from the Fund will be derived from the Fund’s dividends and interest income after payment of Fund expenses. The Fund’s distributions may result from fee and expense waivers and/or reimbursements from the Adviser, which are subject to potential repayment by the Fund. Common Shareholders should understand that any such distributions are not based solely on the Fund’s investment performance, and can only be sustained if the Fund achieves positive investment performance in future periods and/or the Adviser continues to make expense reimbursements. Common Shareholders also should understand that the Fund’s future repayments of these amounts to the Adviser, which would be owed if the Fund’s regular expenses fall below levels specified in the Fund’s expense limitation agreement with the Adviser, will reduce the distributions that a Common Shareholder would otherwise receive.

Zero-Coupon Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Zero-Coupon Bond Risk

Among the debt securities in which the Fund may invest are zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities must be included in the Fund’s income. Thus, to continue to qualify for tax treatment as a RIC and to avoid U.S. federal income and excise tax on undistributed income, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber Security Risk

The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in the disaster recovery systems of the Fund, Adviser and Subadviser, or a support failure from external providers, could have an adverse effect on the Fund’s ability to conduct business and on its results of operations and financial condition, particularly if those events affect the Fund, the Adviser and/or the Subadviser’s computer-based data processing, transmission, storage, and retrieval systems or destroy data. If the Adviser and/or the Subadviser were unavailable in the event of a disaster, the Fund’s ability to effectively conduct its business could be severely compromised.

The Fund, Adviser and Subadviser depend heavily upon computer systems to perform necessary business functions. Despite implementation of a variety of security measures, the computer systems of the Fund, Adviser and/or Subadviser could be subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins, “phishing” attempts or unauthorized tampering. Like other companies, the Fund, Adviser and Subadviser may experience threats to their data and systems, including malware and computer virus attacks, impersonation of authorized users, unauthorized access, system failures and disruptions. The Fund does not control the cyber security plans and systems put in place by third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser, the Subadviser, Common Shareholders and/or a company in which the Fund invests, each of which would be negatively impacted. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, the computer systems and networks of the Fund, Adviser or Subadviser, or otherwise cause interruptions or malfunctions in the Fund’s operations, which could result in damage to the Fund’s reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk

The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. The Fund has elected and intends to qualify as a RIC under Subchapter M of the Code, and thus intends to satisfy the diversification requirements of Subchapter M (which are less stringent than the diversification requirements of the 1940 Act), including its diversification requirements that apply to the percentage of the Fund’s total assets that are represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and certain other securities.

Financial Market Illiquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financial Market Illiquidity Risk

The failure of major financial institutions, namely banks, or sustained financial market illiquidity, could adversely affect the businesses and results of operations of the Fund and/or the companies in which the Fund invests. The failure of certain financial institutions, namely banks, may increase the possibility of financial market illiquidity, including, but not limited to, illiquidity at additional banks, clearing firms, cash management and/or custodial financial institutions. The failure of any financial institution with which the Fund and/or the companies in which the Fund invests have a commercial relationship could adversely affect, among other things, the ability of the Fund and/or such companies to pursue key strategic initiatives, borrow on favorable terms, pay obligations in a timely manner, consummate transactions, and operate as usual, which could have adverse effects on the Fund and its investments. Because the Fund’s direct origination platform generally focuses on mature companies backed by well-funded large sponsors (e.g., private equity firms), if the sponsor of a company in which the Fund invests has a commercial relationship with a financial institution that has failed or is otherwise distressed, such company may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations. In addition, such financial institution failure(s) or distress could affect, in certain circumstances, the ability of both affiliated and unaffiliated co-lenders, including syndicate financial institutions or other fund vehicles, to undertake and/or execute co-investment transactions with the Fund, which in turn may result in fewer co-investment opportunities. The ability of the Fund and the companies in which the Fund invests to diversify commercial relationships among multiple financial institutions may be limited by certain contractual arrangements, including liens placed on the respective assets in connection with financing and/or other restrictions on the institutions with which the assets must be held.

Extended Settlement Time Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Extended Settlement Time Risk

The Fund’s investments in loans could be subject to extended settlement times, which would increase the Fund’s risk of loss. Transactions involving loans may have significantly longer settlement periods (e.g., longer than seven (7) days) than certain other liquid investments. The sale proceeds related to the sale of the Fund’s loans may not be available to make additional investments within the desired timeframe or to meet the Fund’s liquidity needs in connection with the Fund’s share repurchase program until potentially a substantial period after the sale of the loans.

Equitable Subordination Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equitable Subordination Risk

The Fund’s loans could be subject to equitable subordination by a court, which would increase the Fund’s risk of loss with respect to such loans. Courts may apply the doctrine of equitable subordination to subordinate the claim or lien of a lender against a borrower to claims or liens of other creditors of the borrower, when the lender or its affiliates is found to have engaged in unfair, inequitable, or fraudulent conduct. The courts have also applied the doctrine of equitable subordination when a lender or its affiliates is found to have exerted inappropriate control over the borrower, including control resulting from the ownership of equity interests in the borrower.

Payments on one or more of the Fund’s loans may be subject to claims of equitable subordination. If the Fund was deemed to have the ability to control or otherwise exercises influence over the business and affairs of a borrower resulting in economic hardship to other creditors of such company, this control or influence may constitute grounds for equitable subordination and a court may treat one or more of the Fund’s loans as if they were unsecured or common equity in such borrower. In that case, if the borrower were to liquidate, the Fund would be entitled to repayment of the Fund’s loans on a pro-rata basis with other unsecured debt or on an equal basis with other holders of the borrower’s common equity only after all of its obligations relating to its debt and preferred securities had been satisfied.

Investment Opportunities Sourcing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Opportunities Sourcing Risk

The Fund may have difficulty sourcing investment opportunities. The Fund cannot guarantee that it will be able to identify an adequate number of suitable investment opportunities to deploy all investments successfully. Privately-negotiated investments in loans and illiquid securities of middle market companies require substantial due diligence and structuring, and there is no assurance that the Fund will achieve its anticipated investment pace. As a result, investors will be unable to evaluate any future investments prior to purchasing the Fund’s shares, and will have no input in subsequent investment decisions made by the Advisers. These factors increase the uncertainty, and thus the risk, of investing in the Fund’s shares.

Deployment of Capital Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Deployment of Capital Risk

The Fund faces risks associated with the deployment of capital. In light of the Fund’s continuous offering and the need to rapidly deploy significant capital to capitalize on potential investment opportunities, if the Fund has difficulty identifying investments on attractive terms, there could be a delay between receiving net proceeds from the sale of Fund shares and investing such net proceeds. The Fund’s proportion of privately negotiated investments may be lower than expected. The Fund may from time to time hold cash pending deployment into investments or operate below its targeted leverage level, which cash or leverage shortfall may be significant, particularly at times when the Fund is receiving high amounts of offering proceeds or when there are few attractive investment opportunities. Such cash may be held in an account for the benefit of the Fund’s shareholders that may be invested in money market accounts or other similar temporary investments, each of which are subject to management fees.

In the event the Fund is unable to find suitable investments, such cash may be maintained for longer periods which would be dilutive to overall investment returns. This could cause a substantial delay for investors’ investment to realize full potential return and could adversely affect the Fund’s ability to distribute cash flow from operations. It is not anticipated that such temporary investment of cash pending deployment into investments will generate significant interest, and investors should be aware that such low interest payments on temporarily invested cash may adversely affect overall returns. In the event the Fund fails to timely invest the net proceeds of sales of shares or does not deploy sufficient capital to achieve its targeted leverage, the Fund’s results of operations and financial condition may be adversely affected.

Regulatory Filing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Filing Risk

Certain investors may be subject to the filing requirements of certain federal securities laws. Ownership information for any person who beneficially owns 5% or more of the Fund’s Common Shares will have to be disclosed in a filing with the SEC. Beneficial ownership for these purposes is determined in accordance with the rules of the SEC and includes having voting or investment power over the securities. In some circumstances, the Fund’s shareholders who choose to reinvest their dividends may see their percentage stake in the Fund increased to more than 5%, thus triggering this filing requirement. Each shareholder is responsible for determining their filing obligations and preparing the filings. In addition, the shareholders who hold more than 10% of a class of the Common Shares may be subject to certain federal securities laws which recapture for the benefit of the Fund profits from the purchase and sale of registered stock (and securities convertible or exchangeable into such registered stock) within a six-month period.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

The Fund is subject to interest rate risk. Generally, the value of fixed income instruments will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income instruments tends to decrease. Conversely, as interest rates fall, the market value of fixed income instruments tends to increase. This risk will be greater for long-term securities than for short-term securities. The Fund may, but is not required to, attempt to minimize the exposure of the portfolios to interest rate changes through the use of interest rate swaps, interest rate futures, interest rate options and/or other hedging strategies, and the Fund may decide not to minimize such exposure at any time. There can be no guarantee that the Investment Manager will be successful in mitigating the impact of interest rate changes on the portfolios. To the extent the Fund does not hedge, or does not hedge successfully, the Fund will remain exposed to interest rate risk.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		1345 Avenue of the Americas
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10105
Contact Personnel Name		David O’Connor
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[6]	2.50%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[7]	0.00%
Other Transaction Expenses [Percent]	[8]	1.50%
Management Fees [Percent]	[9]	1.43%
Interest Expenses on Borrowings [Percent]	[10]	1.36%
Distribution/Servicing Fees [Percent]		0.25%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[11]	0.62%
Total Annual Expenses [Percent]		3.66%
Waivers and Reimbursements of Fees [Percent]	[9],[12],[13]	(0.08%)
Expense Example, Year 01		$ 60
Expense Example, Years 1 to 3		134
Expense Example, Years 1 to 5		209
Expense Example, Years 1 to 10		$ 406
General Description of Registrant [Abstract]
NAV Per Share			22.47		23.09		23.79		23.47			26.22		25.48
Class A Shares [Member] | After Fee Waiver and/or Expense Reimbursement [Member]
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]		3.58%
Class A Shares [Member] | Excluding Interest, Brokerage Commissions, Acquires Fund Fees and Expenses, Dividend and Interest Expenses Relating to Short Sales, and Extraordinary Expenses [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]		2.25%
Class A Shares [Member] | After the Repayment is Taken into Account [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]		2.25%
Class A-1 Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[6]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[7]	0.00%
Other Transaction Expenses [Percent]	[8]	0.00%
Management Fees [Percent]	[9]	1.43%
Interest Expenses on Borrowings [Percent]	[10]	1.36%
Distribution/Servicing Fees [Percent]		0.50%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[11]	0.62%
Total Annual Expenses [Percent]		3.91%
Waivers and Reimbursements of Fees [Percent]	[9],[12],[13]	(0.08%)
Expense Example, Year 01		$ 39
Expense Example, Years 1 to 3		119
Expense Example, Years 1 to 5		200
Expense Example, Years 1 to 10		$ 412
Class A-1 Shares [Member] | After Fee Waiver and/or Expense Reimbursement [Member]
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]		3.83%
Class A-1 Shares [Member] | Excluding Interest, Brokerage Commissions, Acquires Fund Fees and Expenses, Dividend and Interest Expenses Relating to Short Sales, and Extraordinary Expenses [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]		2.50%
Class A-1 Shares [Member] | After the Repayment is Taken into Account [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]		2.50%
Class A-2 Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[6]	2.50%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[7]	0.00%
Other Transaction Expenses [Percent]	[8]	1.50%
Management Fees [Percent]	[9]	1.43%
Interest Expenses on Borrowings [Percent]	[10]	1.36%
Distribution/Servicing Fees [Percent]		0.75%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[11]	0.52%
Total Annual Expenses [Percent]		4.06%
Waivers and Reimbursements of Fees [Percent]	[9],[12],[13]	(0.08%)
Expense Example, Year 01		$ 64
Expense Example, Years 1 to 3		145
Expense Example, Years 1 to 5		227
Expense Example, Years 1 to 10		$ 439
General Description of Registrant [Abstract]
NAV Per Share			22.44		23.06		23.7		23.42		$ 24.94
Class A-2 Shares [Member] | After Fee Waiver and/or Expense Reimbursement [Member]
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]		3.98%
Class A-2 Shares [Member] | Excluding Interest, Brokerage Commissions, Acquires Fund Fees and Expenses, Dividend and Interest Expenses Relating to Short Sales, and Extraordinary Expenses [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]		2.75%
Class A-2 Shares [Member] | After the Repayment is Taken into Account [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]		2.75%
Class A-3 Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[6]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[7]	0.00%
Other Transaction Expenses [Percent]	[8]	0.00%
Management Fees [Percent]	[9]	1.43%
Interest Expenses on Borrowings [Percent]	[10]	1.36%
Distribution/Servicing Fees [Percent]		0.75%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[11]	0.62%
Total Annual Expenses [Percent]		4.16%
Waivers and Reimbursements of Fees [Percent]	[9],[12],[13]	(0.08%)
Expense Example, Year 01		$ 41
Expense Example, Years 1 to 3		126
Expense Example, Years 1 to 5		212
Expense Example, Years 1 to 10		$ 433
Class A-3 Shares [Member] | After Fee Waiver and/or Expense Reimbursement [Member]
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]		4.08%
Class A-3 Shares [Member] | Excluding Interest, Brokerage Commissions, Acquires Fund Fees and Expenses, Dividend and Interest Expenses Relating to Short Sales, and Extraordinary Expenses [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]		2.75%
Class A-3 Shares [Member] | After the Repayment is Taken into Account [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]		2.75%
Class A-4 Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[6]	2.50%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[7]	0.00%
Other Transaction Expenses [Percent]	[8]	1.50%
Management Fees [Percent]	[9]	1.43%
Interest Expenses on Borrowings [Percent]	[10]	1.36%
Distribution/Servicing Fees [Percent]		0.50%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[11]	0.62%
Total Annual Expenses [Percent]		3.91%
Waivers and Reimbursements of Fees [Percent]	[9],[12],[13]	(0.08%)
Expense Example, Year 01		$ 63
Expense Example, Years 1 to 3		141
Expense Example, Years 1 to 5		220
Expense Example, Years 1 to 10		$ 427
Class A-4 Shares [Member] | After Fee Waiver and/or Expense Reimbursement [Member]
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]		3.83%
Class A-4 Shares [Member] | Excluding Interest, Brokerage Commissions, Acquires Fund Fees and Expenses, Dividend and Interest Expenses Relating to Short Sales, and Extraordinary Expenses [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]		2.50%
Class A-4 Shares [Member] | After the Repayment is Taken into Account [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]		2.50%
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[6]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[7]	0.00%
Other Transaction Expenses [Percent]	[8]	0.00%
Management Fees [Percent]	[9]	1.43%
Interest Expenses on Borrowings [Percent]	[10]	1.36%
Distribution/Servicing Fees [Percent]		0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[11]	0.63%
Total Annual Expenses [Percent]		3.42%
Waivers and Reimbursements of Fees [Percent]	[9],[12],[13]	(0.08%)
Expense Example, Year 01		$ 34
Expense Example, Years 1 to 3		104
Expense Example, Years 1 to 5		177
Expense Example, Years 1 to 10		$ 370
General Description of Registrant [Abstract]
NAV Per Share			$ 22.35		$ 22.96		$ 23.66		$ 23.38			$ 26.19		$ 25.47
Class I Shares [Member] | After Fee Waiver and/or Expense Reimbursement [Member]
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]		3.34%
Class I Shares [Member] | Excluding Interest, Brokerage Commissions, Acquires Fund Fees and Expenses, Dividend and Interest Expenses Relating to Short Sales, and Extraordinary Expenses [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]		2.00%
Class I Shares [Member] | After the Repayment is Taken into Account [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]		2.00%
Class W Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[6]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[7]	0.00%
Other Transaction Expenses [Percent]	[8]	0.00%
Management Fees [Percent]	[9]	1.43%
Interest Expenses on Borrowings [Percent]	[10]	1.36%
Distribution/Servicing Fees [Percent]		0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[11]	0.63%
Total Annual Expenses [Percent]		3.42%
Waivers and Reimbursements of Fees [Percent]	[9],[12],[13]	(0.08%)
Expense Example, Year 01		$ 34
Expense Example, Years 1 to 3		104
Expense Example, Years 1 to 5		177
Expense Example, Years 1 to 10		$ 370
Class W Shares [Member] | After Fee Waiver and/or Expense Reimbursement [Member]
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]		3.34%
Class W Shares [Member] | Excluding Interest, Brokerage Commissions, Acquires Fund Fees and Expenses, Dividend and Interest Expenses Relating to Short Sales, and Extraordinary Expenses [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]		2.00%
Class W Shares [Member] | After the Repayment is Taken into Account [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]		2.00%
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Common Shares

The Fund is a statutory trust organized under the laws of Delaware pursuant to the Declaration of Trust dated as of July 8, 2020. The Fund is authorized to issue an unlimited number of Common Shares. Each Common Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. The Fund’s Board of Trustees does not intend to grant Common Shareholders any right to receive any distributions from the Fund unless all accrued interest, fees and dividends, if any, with respect to the Fund’s leverage have been paid, unless certain asset coverage tests with respect to the leverage employed by the Fund are satisfied after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating any preferred shares issued by the Fund have been met. See “Preferred Shares” below. All Common Shares are equal as to distributions, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semi-annual reports, including financial statements, when available, to all Common Shareholders.

The Fund has no present intention of offering any additional shares other than the Common Shares it may issue under the Fund’s dividend reinvestment plan. Any additional offerings of shares will require approval by the Fund’s Board of Trustees. Any additional offering of Common Shares will be subject to the requirements of the 1940 Act, which provides that shares may not be issued at a price below the then current NAV, exclusive of the sales load, except in connection with an offering to existing Common Shareholders or with the consent of a majority of the Fund’s outstanding voting securities.

The Fund’s NAV per share generally increases when interest rates decline, and decreases when interest rates rise. The Fund’s NAV will be reduced immediately following the offering of Common Shares by the amount of the sales load and the amount of the organizational costs and offering expenses paid by the Fund. See “Summary of Fund Expenses.”

The Common Shares are not, and are not expected to be, listed for trading on any national securities exchange nor is there expected to be any secondary trading market in the Common Shares.

Security Title [Text Block]		Common Shares
Security Voting Rights [Text Block]		Each Common Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable.
Security Preemptive and Other Rights [Text Block]		All Common Shares are equal as to distributions, assets and voting privileges and have no conversion, preemptive or other subscription rights.
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Preferred Shares

The Fund’s Declaration of Trust provides that the Board of Trustees of the Fund may authorize and issue preferred shares (“Preferred Shares”), with rights as determined by the Board of Trustees, without the approval of the Common Shareholders. Common Shareholders have no preemptive right to purchase any Preferred Shares that might be issued.

While the Fund does not anticipate doing so, it may issue Preferred Shares in an aggregate amount of up to 50% of its Managed Assets. The use of leverage can create risks. The terms of any Preferred Shares, including dividend rate, liquidation preference and redemption provisions, restrictions on the declaration of dividends, maintenance of asset ratios and restrictions while dividends are in arrears will be determined by the Board of Trustees, subject to applicable law and the Declaration of Trust. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of any Preferred Shares will be similar to those stated below.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of any Preferred Shares will be entitled to receive a preferential liquidating distribution. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund.

The 1940 Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by Common Shareholders and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the trustees of the Fund at any time two years’ dividends on any Preferred Shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s sub-classification as a closed-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The Board of Trustees presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by the 1940 Act, holders of Preferred Shares will have equal voting rights with Common Shareholders (one vote per share, unless otherwise required by the 1940 Act) and will vote together with Common Shareholders as a single class.

The affirmative vote of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, would be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.

The terms of any Preferred Shares issued by the Fund are expected to provide that (i) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share; (ii) the Fund may tender for or purchase Preferred Shares; and (iii) the Fund may subsequently resell any Preferred Shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund will reduce the leverage applicable to the Common Shares, while any resale of such Preferred Shares by the Fund will increase that leverage.

The discussion above describes the possible offering of Preferred Shares by the Fund. If the Board of Trustees determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the terms of the Fund’s Declaration of Trust. The Board of Trustees, without the approval of the Common Shareholders may authorize an offering of Preferred Shares, and may fix the terms of the Preferred Shares to be offered.

Security Title [Text Block]		Preferred Shares
Security Voting Rights [Text Block]

The 1940 Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by Common Shareholders and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the trustees of the Fund at any time two years’ dividends on any Preferred Shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s sub-classification as a closed-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The Board of Trustees presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by the 1940 Act, holders of Preferred Shares will have equal voting rights with Common Shareholders (one vote per share, unless otherwise required by the 1940 Act) and will vote together with Common Shareholders as a single class.

The affirmative vote of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, would be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.

Security Liquidation Rights [Text Block]		In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of any Preferred Shares will be entitled to receive a preferential liquidating distribution.
Security Preemptive and Other Rights [Text Block]		Common Shareholders have no preemptive right to purchase any Preferred Shares that might be issued.

[1]	The example above should not be considered a representation of future expenses and actual expenses may be greater or less than those shown. The example assumes that the estimated Interest Payments on Borrowed Funds and Other Expenses set forth in the Annual Fund Operating Expenses table are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same for all time periods shown and that all dividends and distributions are reinvested at NAV. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. Class I Shares are offered for investment through certain financial firms that charge their customers transaction or other fees with respect to their customers’ investments in the Fund and such fees are not reflected in the example.
[2]	Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC and First Eagle Credit Opportunities Fund BSL SPV I, LLC.
[3]	Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.
[4]	No leveraged amount as of December 31, 2020.
[5]	The asset coverage ratio is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness. The asset coverage ratio is multiplied by $1,000 to determine the “Asset coverage per $1,000 for credit agreement.”
[6]	The Fund continuously offers its Common Shares through the Distributor, as principal underwriter, on a best efforts basis. Class A Shares, Class A-1 Shares, Class A-2 Shares, Class A-3 Shares, Class A-4 Shares, Class I Shares and Class W Shares will be sold on a continuous basis at the Fund’s then current NAV per share, plus for Class A Shares, Class A-2 Shares and Class A-4 Shares only, a maximum front-end sales commission of 2.50%. While neither the Fund nor the Distributor impose a front-end sales commission on Class A-1 Shares, Class A-3 Shares, Class I Shares and Class W Shares, if you buy any class of shares (including, Class A-1 Shares, Class A-3 Shares, Class I Shares or Class W Shares) through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information.
[7]	The Fund does not currently charge a repurchase fee. However, in the future the Fund may charge a repurchase fee of up to 2.00%.
[8]	Investors that purchase $250,000 or more of the Fund’s Class A Shares, Class A-2 Shares and/or Class A-4 Shares will not pay any initial sales charge on the purchase. However, unless eligible for a waiver, purchases of $250,000 or more of Class A Shares, Class A-2 Shares or Class A-4 Shares will be subject to an early withdrawal charge of 1.50% if the shares are repurchased during the first 12 months after their purchase. See “Early Withdrawal Charges—Class A Shares, Class A-2 Shares and Class A-4 Shares”.
[9]	The contractual Management Fee paid by the Fund is calculated at the annual rate of 1.25% of the average daily value of the Fund’s Managed Assets which includes assets purchased with borrowed money. The table above assumes that the Fund borrows money for investment purposes at an average amount of 12.5% of its Managed Assets. The Management Fee in the table is greater than 1.25% since it is computed as a percentage of the Fund’s net assets for presentation therein. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).
[10]	Interest Payments on Borrowed Funds are estimated based on average borrowings of 12.5% of the Fund’s average Managed Assets and the Fund bears expenses relating to such borrowings at an annual effective interest rate of 9.52% (plus applicable fees the Fund incurs in connection with its credit facility).
[11]	Other expenses include, but are not limited to, accounting, legal and auditing fees of the Fund, as well as fees payable to the Trustees who are not interested persons of the Fund (as defined in the 1940 Act) (“Independent Trustees”). Other expenses have been restated in part to reflect the conclusion of certain non-recurring expenses from the prior fiscal year.
[12]	The Adviser has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of the Class A, Class A-1, Class A-2, Class A-3, Class A-4, Class I and Class W shareholders are limited to 2.25%, 2.50%, 2.75%, 2.75%, 2.50%, 2.00% and 2.00%, respectively, of average daily net assets of such class. This undertaking lasts until April 30, 2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed to repay the Adviser for fees and expenses waived or reimbursed for the respective class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 2.25%, 2.50%, 2.75%, 2.75%, 2.50%, 2.00% and 2.00% of the class’ average daily net assets of such class, respectively; or (2) if applicable, any lower expense limitation rate in effect for that class at the time of recoupment. Any such repayment must be made within three years after the date in which the Adviser waived or incurred the fee and/or expense.
[13]	The Fund receives a reimbursement by the Adviser for the costs of certain administrative, accounting, operations, compliance and other services performed by the Adviser on behalf of the Fund. Expenses associated with these additional services are typically charged, at least in part, to the Fund, but may not exceed an annual rate of 0.05% of the Fund’s daily average net assets. The Adviser and the Subadviser also have agreed to waive all management fees and subadvisory fees payable to them under the Management Agreement and Subadvisory Agreement from September 5, 2025 through December 31, 2026 and may not be terminated during its term without the consent of the Board of Trustees. Amounts waived pursuant to the New Management Fee Waiver are not subject to any right of future recoupment in favor of the Adviser and the Subadviser. The impact of the management fee waiver is an Adjusted Expense ratio of 1.26%, 1.51%, 1.66%, 1.76%, 1.51%, 1.02%, 1.02% for Class A, Class A-1, Class A-2, Class A-3, Class A-4, Class I, and Class W, respectively. The Adjusted Expense Ratio excludes certain investment expenses, such as interest expense from borrowings and repurchase agreements and dividend expense from investments on short sales, incurred directly by the Fund or indirectly through the Fund’s investments in underlying First Eagle Funds (if applicable), none of which are paid to First Eagle.